UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices)  (Zip code)

Joseph I. Benedek
Foresters Investment Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JUNE 30, 2017

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

First Investors Funds

Tax Exempt Income Fund Tax Exempt Opportunities Fund Single State Tax Exempt Funds

■ California
■ Connecticut
■ Massachusetts
■ Michigan
■ Minnesota
■ New Jersey
■ New York
■ North Carolina
■ Ohio
■ Oregon
■ Pennsylvania
■ Virginia

Semi-Annual Report	June 30, 2017

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

The views expressed in the portfolio manager’s letter reflect those views of the Director of Fixed Income of Foresters Investment Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.foresters.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Foresters FinancialTM and ForestersTM are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

Bond Market Overview
FIRST INVESTORS TAX EXEMPT FUNDS

Dear Investor:
We are pleased to provide you with our report for the six-month period ended June 30, 2017 (“the review period”).

Economic Overview

First quarter GDP slowed to 1.4% compared to fourth quarter growth of 2.1%. The labor market continued to tighten and is approaching full employment. The unemployment rate reached its 16-year low of 4.3% in May. Despite a tighter employment market, annual wage growth of 2.5% was still disappointing. After showing signs of strength early in the year more recent inflation readings were weak, with June’s reading falling to 1.6%. Consumer sentiment was also strong earlier this year, but fell unexpectedly in June due to a fall in future expectations. Business activity remained strong with the June Purchasing Manager Survey rising to 57.8, the strongest rate of expansion in almost 3 years. The housing market, both in new construction and existing home sales, remained strong.

First quarter U.S. corporate earnings were up 14% from last year, their most robust growth since 2011. With about 40% of the S&P 500 revenues coming from countries abroad, the weaker dollar boosted foreign sales.

Many international markets also showed improved economic data. This included dramatically improved employment, revised upward GDPs, stronger PMIs (Purchasing Managers’ Index), the highest consumer sentiment readings since 2008’s financial crisis, as well as improving corporate earnings.

The first half of 2017 was filled with key political developments, including the start of Donald Trump’s Administration, the presidential election in France and the UK’s general election. Investors also closely watched central banks’ actions and messaging.

The Federal Reserve (the “Fed”) raised the federal funds rate twice this year, in March and in June. Investors however, began to question the future path of Fed rate hikes due to softer than expected inflation data. The Fed is also expected to start gradually shrinking its $4.5 trillion balance sheet later this year.

Several major central banks, including the European Central Bank (ECB) and the Bank of England, signaled a sooner-than-expected tightening in monetary policy. According to bank officials’ speeches in June, the ECB could soon begin reducing its bond purchases while the Bank of England might raise interest rates later this year. This resulted in the worst three day sell-off this year in European equities during the final days of June. This put government bonds across the developed world under pressure, causing yields to spike at the end of the reporting period.

The U.S. dollar weakened during the first half of the year, reflecting political uncertainty caused by challenges in implementing the Trump Administration’s pro-growth agenda. The Bloomberg U.S. Dollar Index lost 6.44 percent during the first half of 2017, erasing all of its post-election gains. A significant portion of this decline came from the strengthening euro.

Bond Market Overview (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

The Bond Market

The U.S. fixed income markets were positive across the board for the first half of 2017. The broad U.S. bond market (measured by the BofA ML U.S. Broad Market Index) gained 2.35 percent during the review period.

The 2-year U.S. Treasury yield, which is very sensitive to changes in Fed policy, rose by 19 basis points to 1.38%. The 10-year Treasury yield, which is controlled by other factors such as GDP, inflation and investor sentiment, fell 14 basis points to 2.31%. Flattening of the yield curve resulted in an outperformance of the longer-dated Treasuries, with 15+ years performing the best at 5.47%, and shorter-dated Treasuries at only 0.31%.

Credit sensitive fixed income benefited from a narrowing in credit spreads. With record issuance and record demand, investment grade corporate bonds (measured by the BofA ML Corporate Master Index) posted a strong return of 3.88 percent for the review period. The demand was boosted by overseas buyers in their search of yields that were higher than those available locally. BBB-rated bonds continued to be the strongest performing sector in terms of credit quality among investment grade corporate bonds.

The high yield bond market (measured by the BofA ML U.S. Cash Pay HY Constrained Index) was the strongest domestic fixed income market for the period, returning 4.92%. Leveraged loans slightly underperformed the broad bond market, returning 1.96% year-to-date.

Municipal bonds (measured by the BofA ML Municipal Master Index) recovered significantly in the first half of 2017 with a return of 3.40% after a post-election sell-off in November. New muni issuance is still below expectations for the year, while demand has remained steady.

Sovereign bond markets had mixed performances in their local currencies, depending on the market. Most of the Eurozone markets and Japan had negative performance as yields in those countries rose. The rest of markets were mostly positive. Non-U.S. sovereign bonds (measured by the Citi World Government ex U.S. Bond Index) were up 5.91% year-to-date in U.S. dollar terms, benefiting from U.S. dollar depreciation.

Emerging market debt (measured by the BofA ML Global Emerging Markets Sovereign Index) was the strongest fixed income market during the review period at 7.45%. Emerging market bonds experienced strong inflows for the period, benefiting from the weakening of the U.S dollar and improving growth within emerging markets.

Thank you for placing your trust in Foresters Financial. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Rajeev Sharma
Director of Fixed Income
Foresters Investment Management Company, Inc.

July 31, 2017

This Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The views expressed in the Overview reflect those views of the Director of Fixed Income of Foresters Investment Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. This Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For all funds, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. Municipal funds also have the risk that the funds’ returns will be impacted by events that affect the municipal securities market generally or in a particular state and that the municipal securities held by a Fund may be difficult to sell at a favorable time or place during periods of stress. To the extent a fund uses derivatives, it will have risks associated with such use. You should consult your prospectus for a precise explanation of the risks associated with your fund.

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2017, and held for the entire six-month period ended June 30, 2017. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for Class A, Class B, Advisor Class and Institutional Class shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses (unaudited)
TAX EXEMPT INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17-6/30/17)*
Class A Shares	0.96%
Actual		$1,000.00	$1,019.41	$4.81
Hypothetical**		$1,000.00	$1,020.03	$4.81
Class B Shares	1.73%
Actual		$1,000.00	$1,015.96	$8.65
Hypothetical**		$1,000.00	$1,016.21	$8.65
Advisor Class Shares	0.66%
Actual		$1,000.00	$1,020.64	$3.31
Hypothetical**		$1,000.00	$1,021.52	$3.31
Institutional Class Shares	0.58%
Actual		$1,000.00	$1,021.79	$2.91
Hypothetical**		$1,000.00	$1,021.91	$2.91

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

Portfolio of Investments
TAX EXEMPT INCOME FUND
June 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—100.4%
		Alabama—.8%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2018 (a)	$5,136,800
		Alaska—.5%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,585,184
		Arizona—3.5%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2018 (a)	5,128,400
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	7,304,369
5,000	M	Salt River Agric. Impt. & Pwr. 5% 1/1/2038	5,912,250
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. 5% 1/1/2018 (a)	5,103,650
			23,448,669
		Arkansas—.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2019 (a)	5,367,200
		California—7.7%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,594,400
		California State General Obligation:
5,000	M	5.25% 9/1/2030	5,967,400
5,000	M	5% 11/1/2030	5,886,700
10,000	M	5% 9/1/2035	11,785,600
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2018 (a)	5,213,500
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2018 (a)	5,221,600
10,000	M	Los Angeles Water & Power Rev. 5% 7/1/2047 (b)	11,759,000
			51,428,200
		Colorado—1.6%
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,200,650
5,000	M	Denver City & County 4% 9/15/2042	5,345,800
			10,546,450
		District of Columbia—1.6%
5,000	M	District of Columbia GO 6% 6/1/2021	5,883,900

Principal Amount		Security	Value
		District of Columbia (continued)
$5,000	M	District of Columbia Rev. 5.5% 8/15/2017 (a)	$5,029,450
			10,913,350
		Florida—10.5%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,437,950
5,000	M	Duval County School Board COP 5.25% 7/1/2019 (a)	5,414,050
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038	5,778,465
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2019 (a)	5,486,300
4,305	M	Lee County Airport Rev. 5% 10/1/2033	5,015,626
5,000	M	Manatee County School Board COP 5.625% 7/1/2031	5,598,800
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028	5,391,600
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2019 (a)	5,421,650
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2019 (a)	5,341,650
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029	5,262,700
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2018 (a)	5,258,600
5,000	M	Orange County School Board COP 5.5% 8/1/2019 (a)	5,458,050
		Port Saint Lucie Utility Revenue:
4,525	M	5% 9/1/2018 (a)	4,737,539
475	M	5% 9/1/2029	494,850
			70,097,830
		Georgia—4.6%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030	5,606,550
		Atlanta Water & Wastewater Revenue:
3,420	M	5.25% 11/1/2019 (a)	3,746,097
9,040	M	5.5% 11/1/2019	9,953,944
1,580	M	5.25% 11/1/2034	1,728,994
5,000	M	5% 11/1/2035	5,818,650
3,785	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031	3,885,757
			30,739,992

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
June 30, 2017

Principal Amount		Security	Value
		Hawaii—.8%
$5,000	M	Hawaii State 4% 5/1/2037	$5,352,550
		Illinois—6.3%
15,415	M	Chicago Board of Education Lease Certificates: 6% 1/1/2020	16,071,525
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2021 (a)	5,917,700
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Brothers Health 5.25% 4/14/2018 (a)	5,169,600
5,000	M	Children's Memorial Hospital 5.25% 8/15/2033	5,212,550
7,000	M	Northwestern Memorial Hospital 5.75% 8/15/2030	7,650,860
1,790	M	Regional Transportation Auth. 7.75% 6/1/2019	1,947,771
			41,970,006
		Indiana—2.6%
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 1/15/2018 (a)	7,717,567
790	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029	818,954
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2018 (a)	8,734,338
			17,270,859
		Kentucky—.8%
5,000	M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028	5,092,400
		Louisiana—1.0%
8,230	M	Regional Trans. Auth. Zero Coupon 12/1/2021	6,654,284
		Maine—.3%
1,935	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	2,051,739
		Massachusetts—3.5%
1,800	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	1,901,412
5,000	M	Massachusetts St. GO 5% 7/1/2037	5,799,300
5,000	M	Massachusetts St. Health & Edl. Facs. Auth. Rev. 5% 7/1/2034	5,343,000

Principal Amount		Security	Value
		Massachusetts (continued)
		Massachusetts Water Resources Authority:
$650	M	5% 8/1/2017 (a)	$652,366
9,720	M	5% 8/1/2035	9,755,575
			23,451,653
		Michigan—5.9%
4,970	M	Detroit Sewer Disp. Sys. Rev. 7.5% 7/1/2019 (a)	5,596,270
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2019 (a)	5,513,950
10,000	M	Michigan State Grant Antic. Bonds 5.25% 9/15/2017 (a)	10,093,400
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2018 (a)	5,371,850
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,611,995
6,300	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	7,116,102
			39,303,567
		Missouri—.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2018 (a)	5,309,450
		Montana—.1%
905	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	921,706
		Nevada—.8%
5,000	M	Clark County Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030	5,391,100
		New Jersey—3.4%
5,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	5,717,550
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030	5,346,650
		New Jersey State Turnpike Auth. Revenue:
5,000	M	5% 1/1/2030	5,710,800
5,000	M	5% 1/1/2043	5,606,950
			22,381,950

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
June 30, 2017

Principal Amount		Security	Value
		New Mexico—.8%
$5,000	M	Grant County Dept. of Health 5.25% 7/1/2031	$5,183,150
		New York—12.9%
		New York City General Obligation:
5,000	M	5% 12/1/2041	5,850,950
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	26,111,800
		New York City Trans. Fin. Auth. Rev. Future Tax:
7,500	M	5% 11/1/2038	8,438,100
5,000	M	5% 8/1/2042	5,751,000
		New York State Dorm. Auth. Revenue:
3,950	M	Cornell University 5% 7/1/2040	4,362,420
10,000	M	New York University 5.75% 7/1/2027	12,497,000
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2035	5,685,150
5,000	M	5% 2/15/2037	5,659,350
10,000	M	Port Authority of New York & New Jersey 5% 10/15/2042	11,750,600
			86,106,370
		North Carolina—.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034	5,290,550
		Ohio—2.5%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2019 (a)	5,342,050
2,890	M	Jefferson County GO 5.75% 12/1/2019	3,062,042
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,313,050
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
935	M	6.125% 9/1/2028	968,239
1,775	M	5.85% 9/1/2033	1,870,814
			16,556,195
		Oklahoma—.9%
5,000	M	Oklahoma State Turnpike Auth. 5% 1/1/2042	5,778,050

Principal Amount		Security	Value
		Pennsylvania—4.7%
$5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	$5,611,700
6,780	M	Delaware River Joint Toll Bridge Commission 5% 7/1/2047	7,829,205
		Pennsylvania State Turnpike Commission:
6,000	M	5% 12/1/2043	6,718,140
5,000	M	5% 12/1/2045	5,600,750
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	5,765,950
			31,525,745
		Rhode Island—1.1%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,470,330
		South Carolina—.9%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,714,750
		Texas—7.8%
		Hitchcock Independent School District General Obligation:
4,385	M	5.25% 2/15/2018 (a)	4,504,184
615	M	5.25% 2/15/2030	631,113
5,000	M	Houston General Obligation 4% 2/15/2042	5,307,650
4,730	M	Houston Utilities System Rev. 5.125% 5/15/2019 (a)	5,088,297
5,000	M	Houston Utilities Systems Wtr. & Swr. Rev. 5% 11/15/2027	5,075,200
		North Texas Tollway Auth. Revenue:
9,300	M	5.125% 1/1/2018 (a)	9,497,625
700	M	5.125% 1/1/2028	713,979
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,469,050
		Tender Option Bond Trust Receipts:
5,000	M	8.534% 8/1/2035 (c)	5,753,700
3,330	M	12.079% 2/15/2044 (c)	4,748,980
5,000	M	Waco Independent School District GO 5.25% 8/15/2017 (a)	5,028,150
			51,817,928
		Washington—5.3%
5,000	M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045	5,784,400
7,635	M	Tender Option Bond Trust Receipts 13.006% 12/1/2039 (c)	11,391,496

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
June 30, 2017

Principal Amount		Security		Value
		Washington (continued)
		Washington State Health Care Facs. Auth. Revenue:
$5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		$5,279,350
7,000	M	Providence Health 5.25% 10/1/2033		7,332,290
5,500	M	Washington State ROLS 8.556% 9/1/2017 (c)		5,731,330
				35,518,866
		West Virginia—.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 12/1/2018 (a)		4,776,075
		Wisconsin—4.1%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		14,416,800
		Wisconsin State General Fund:
630	M	5.75% 5/1/2019 (a)		684,060
6,275	M	5.75% 5/1/2033		6,813,458
5,000	M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041		5,543,300
				27,457,618
Total Value of Municipal Bonds (cost $624,417,798)			100.4%	669,610,566
Excess of Liabilities Over Other Assets			(.4)	(2,978,171)
Net Assets			100.0%	$666,632,395

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(c)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at June 30, 2017.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Longs

See notes to financial statements

Fund Expenses (unaudited)
TAX EXEMPT OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17-6/30/17)*
Class A Shares	1.00%
Actual		$1,000.00	$1,024.11	$5.02
Hypothetical**		$1,000.00	$1,019.83	$5.01
Class B Shares	1.73%
Actual		$1,000.00	$1,020.64	$8.67
Hypothetical**		$1,000.00	$1,016.21	$8.65
Advisor Class Shares	0.85%
Actual		$1,000.00	$1,024.69	$4.27
Hypothetical**		$1,000.00	$1,020.57	$4.26
Institutional Class Shares	0.70%
Actual		$1,000.00	$1,025.76	$3.52
Hypothetical**		$1,000.00	$1,021.32	$3.51

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

Portfolio of Investments
TAX EXEMPT OPPORTUNITIES FUND
June 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—100.3%
		Alabama—1.0%
$2,500	M	Birmingham Special Care Facs. Fing. Auth. Rev. 6% 6/1/2019 (a)	$2,733,000
		Alaska—1.2%
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2019 (a)	3,313,740
		Arizona—3.0%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2018 (a)	1,311,050
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	5,206,250
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2018 (a)	2,117,820
			8,635,120
		California—3.9%
1,100	M	Alhambra Unified School District GO 5.25% 8/1/2019 (a)	1,196,866
		California State General Obligation:
2,000	M	5% 9/1/2036	2,351,820
5,000	M	5% 4/1/2037	5,735,000
1,500	M	Los Angeles Water & Power Rev. 5% 7/1/2038 (b)	1,780,950
			11,064,636
		Connecticut—.4%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,031,910
		District of Columbia—1.1%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029	3,239,490
		Florida—9.1%
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	5,815,550
		Broward County School Board Certificates of Participation:
1,000	M	5.125% 7/1/2019 (a)	1,080,140
1,000	M	5.25% 7/1/2019 (a)	1,082,610
		Florida State Municipal Power Agy. Revenue:
4,250	M	5% 10/1/2018 (a)	4,464,073
750	M	5% 10/1/2028	784,500
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,723,557

Principal Amount		Security	Value
		Florida (continued)
$1,250	M	Manatee County School Dist. Rev. 5% 10/1/2032	$1,455,375
1,500	M	Miami-Dade County Hlth. Facs. Auth. Rev. 5% 8/1/2042	1,703,430
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2020 (a)	5,561,850
			25,671,085
		Georgia—6.1%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030	5,648,450
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2019 (a)	3,802,390
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,853,250
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2018 (a)	1,574,865
1,250	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	1,283,275
2,000	M	Medical Center Hospital Auth. Rev. 6.5% 8/1/2038	2,118,280
			17,280,510
		Hawaii—2.4%
		Hawaii County General Obligation:
1,250	M	5% 9/1/2035 (b)	1,476,512
1,250	M	5% 9/1/2036 (b)	1,473,050
1,000	M	5% 9/1/2037 (b)	1,176,590
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,733,750
			6,859,902
		Illinois—5.3%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2018 (a)	5,103,350
5,000	M	6.5% 1/1/2021 (a)	5,917,700
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,780,125
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,270,900
			15,072,075
		Indiana—.9%
2,500	M	Tri-Creek Middle School Bldg. Corp. Rev. 5.25% 7/15/2018 (a)	2,612,375

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
June 30, 2017

Principal Amount		Security	Value
		Louisiana—3.0%
$1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2018 (a)	$1,571,805
3,000	M	Louisiana State GO 5% 9/1/2020 (a)	3,361,080
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2019 (a)	1,074,240
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)	2,538,575
			8,545,700
		Massachusetts—3.5%
		Massachusetts State Dev. Fin. Agy. Revenue:
450	M	Boston College 5% 7/1/2039	531,113
3,550	M	Williams College 4% 7/1/2046	3,747,842
5,000	M	Massachusetts State GO 5% 8/1/2035	5,690,500
			9,969,455
		Michigan—5.7%
750	M	Byron Center GO 5% 5/1/2043	863,123
5,000	M	Holland Elec. Rev. 5% 7/1/2039	5,628,700
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,702,100
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,123,250
2,500	M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042	2,719,625
			16,036,798
		Mississippi—2.2%
		Mississippi Dev. Bk. Special Obligation:
		Jackson County Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029	2,851,945
2,000	M	5.625% 7/1/2039	2,152,300
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,271,610
			6,275,855
		Missouri—2.3%
1,000	M	Bi-State Dev. Agy. 5% 10/1/2028	1,049,080

Principal Amount		Security	Value
		Missouri (continued)
		Kansas City Special Obligation Revenue:
$4,000	M	5% 9/1/2034	$4,279,600
1,000	M	5% 9/1/2037	1,069,900
			6,398,580
		Nebraska—.1%
300	M	University of Nebraska Rev. 4% 7/1/2037	319,611
		New Jersey—4.5%
1,500	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2035	1,729,560
4,000	M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
		5.5% 12/15/2038	4,194,520
6,000	M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2045	6,740,820
			12,664,900
		New York—12.3%
3,000	M	Long Island Power Auth. Rev. 5% 9/1/2041	3,441,480
4,050	M	Nassau County GO 5% 4/1/2031	4,483,593
		New York City Trans. Fin. Auth. Revenue:
5,000	M	5% 7/15/2037	5,692,750
7,000	M	5% 11/1/2038	7,875,560
		New York State Dormitory Auth. Revenue:
5,000	M	Columbia University 5% 10/1/2041	5,616,250
2,000	M	New York University 4% 7/1/2036	2,136,040
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034	5,682,700
			34,928,373
		North Carolina—1.9%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2019 (a)	3,210,630
		University of North Carolina at Asheville:
1,000	M	4% 6/1/2036	1,051,310
1,000	M	4% 6/1/2037	1,050,530
			5,312,470

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
June 30, 2017

Principal Amount		Security	Value
		Ohio—3.2%
$2,000	M	American Mun. Pwr. Rev. 5% 2/15/2019 (a)	$2,128,780
1,135	M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031	1,286,954
5,000	M	University of Cincinnati 5% 6/1/2028	5,662,650
			9,078,384
		Oklahoma—2.0%
5,000	M	Oklahoma State Turnpike Auth. Rev. 5% 1/1/2042	5,778,050
		Pennsylvania—7.3%
5,000	M	Allegheny County Port Auth. Spl. Rev. 5.25% 3/1/2024	5,663,750
2,380	M	Beaver County GO 5.55% 11/15/2017 (a)	2,422,412
		Delaware County Auth. Revenue:
1,100	M	5% 10/1/2037	1,279,729
1,500	M	5% 10/1/2042	1,727,310
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2021 (a)	1,742,130
		Pennsylvania Turnpike Comm. Revenue:
2,500	M	5% 12/1/2039	2,810,850
1,000	M	5% 12/1/2044	1,119,420
635	M	5% 12/1/2045	711,295
2,910	M	West Mifflin Area School District GO 5.375% 10/1/2018 (a)	3,070,865
			20,547,761
		Rhode Island—2.2%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
		Public Schools Financing Program:
1,180	M	5.25% 5/15/2019 (a)	1,271,828
2,070	M	5.25% 5/15/2029	2,231,087
1,415	M	University of Rhode Island 5.25% 9/15/2029	1,522,851
1,000	M	Rhode Island State Turnpike & Bridge Auth. Rev. 5% 10/1/2040	1,135,600
			6,161,366

Principal Amount		Security	Value
		South Dakota—.5%
$1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2018 (a)	$1,567,500
		Texas—11.1%
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030	5,860,050
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,245,000
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031	5,639,650
2,500	M	Katy Ind. Sch. Dist. GO 5% 2/15/2042	2,940,375
		Little Elm Ind. Sch. Dist. GO:
85	M	5% 8/15/2021 (a)	97,832
2,165	M	5% 8/15/2037	2,434,975
		North Texas Tollway Auth. Revenue:
2,000	M	5% 9/1/2031	2,272,300
5,000	M	5% 1/1/2040	5,584,400
1,250	M	Parker County GO 5% 2/15/2019 (a)	1,330,275
			31,404,857
		Utah—.5%
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2030	1,483,261
		Virginia—1.7%
		Virginia Res. Auth. Infrastructure Revenue:
1,735	M	4% 11/1/2042	1,849,978
1,905	M	4% 11/1/2045	2,024,348
745	M	Western Virginia Reg. Jail. Auth. Rev. 5% 12/1/2037	866,457
			4,740,783

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
June 30, 2017

Principal Amount		Security		Value
		Washington—1.9%
$5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		$5,237,350
Total Value of Municipal Bonds (cost $263,613,096)			100.3%	283,964,897
Excess of Liabilities Over Other Assets			(.3)	(933,420)
Net Assets			100.0%	$283,031,477

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

Summary of Abbreviations:

GO	General Obligation

See notes to financial statements

Fund Expenses (unaudited)
CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17-6/30/17)*
Class A Shares	0.97%
Actual		$1,000.00	$1,028.62	$4.88
Hypothetical**		$1,000.00	$1,019.98	$4.86
Advisor Class Shares	0.63%
Actual		$1,000.00	$1,030.47	$3.17
Hypothetical**		$1,000.00	$1,021.67	$3.16
Institutional Class Shares	0.67%
Actual		$1,000.00	$1,030.45	$3.37
Hypothetical**		$1,000.00	$1,021.47	$3.36

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

Portfolio of Investments
CALIFORNIA TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.3%
		Airport—7.9%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$1,109,880
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,041,760
		San Jose Airport Revenue:
575	M	5% 3/1/2036	671,405
570	M	5% 3/1/2037	665,566
1,000	M	5% 3/1/2042	1,163,100
			4,651,711
		Appropriation—1.9%
1,000	M	Golden State Tobacco Settlement 5% 6/1/2045	1,138,510
		Education—3.0%
500	M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
		5.25% 12/1/2031	578,430
1,000	M	California State University Rev. 5% 11/1/2037	1,155,650
			1,734,080
		Electric—6.0%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	561,430
		Los Angeles Water & Power Revenue:
2,000	M	5% 7/1/2036	2,368,560
500	M	5% 7/1/2038 (a)	593,650
			3,523,640
		General Obligation—18.3%
		California State Various Purpose:
1,000	M	5% 9/1/2031	1,170,750
2,000	M	5% 4/1/2037	2,294,000
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,084,090
1,000	M	Los Angeles Unified School District 5% 7/1/2040	1,162,200
425	M	Natomas Unified School District 5.95% 9/1/2021	458,494
1,000	M	New Haven Unified School District 5% 8/1/2040	1,151,930
1,000	M	San Diego Unified School District 5% 7/1/2040	1,158,310

Principal Amount		Security	Value
		General Obligation (continued)
$1,000	M	San Francisco Bay Area 4% 8/1/2037	$1,082,830
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032	1,140,720
			10,703,324
		Health Care—5.8%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031	1,118,880
500	M	Stanford Hospital 5.25% 11/15/2031	556,055
1,000	M	Sutter Health 5% 8/15/2043	1,133,210
500	M	California Statewide Communities Dev. Auth. Rev. 5.5% 8/15/2026	566,260
			3,374,405
		Lease—3.0%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029	568,870
1,000	M	5.5% 11/1/2030	1,207,290
			1,776,160
		Other Tax—5.6%
170	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	172,271
850	M	Los Angeles County Metropolitan Trans. Auth. 5% 6/1/2038	1,001,079
1,000	M	Riverside County Trans. Commission Sales Tax Rev.
		5% 6/1/2032	1,103,960
1,000	M	West Contra Costa Healthcare COP 5.375% 7/1/2024	1,006,360
			3,283,670
		Pre-Refunded/Escrowed-to-Maturity—31.6%
1,000	M	Alhambra Unified School District 5.25% 8/1/2019 (b)	1,088,060
750	M	Bakersfield Wastewater Rev. 5% 9/15/2017 (b)	756,630
1,000	M	California Hlth. Facs. Fing. Auth. Rev. 6.5% 10/1/2018 (b)	1,069,450
		California State Public Works Lease Revenue:
1,000	M	5% 9/1/2022 (b)	1,180,900
1,000	M	5% 9/1/2023 (b)	1,210,290

Portfolio of Investments (continued)
CALIFORNIA TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000	M	California Statewide Communities Dev. Auth. Rev. 5.125% 7/1/2018 (b)	$1,042,700
1,000	M	Centinela Valley Union School District 5% 8/1/2021 (b)	1,152,000
1,000	M	Chico Unified School District 5% 8/1/2018 (b)	1,045,000
1,000	M	College of the Sequoias 5.25% 8/1/2019 (b)	1,087,840
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2018 (b)	1,046,350
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2020 (b)	1,168,820
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2019 (b)	1,078,890
665	M	Los Angeles Wastewater System 5% 6/1/2020 (b)	739,573
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2018 (b)	528,515
1,000	M	San Bernardino Community College District 6.5% 8/1/2018 (b)	1,061,190
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2018 (b)	1,037,060
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2021 (b)	1,164,820
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2019 (b)	1,069,900
			18,527,988
		Toll & Turnpike—2.0%
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032	1,154,580
		Transportation—2.0%
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032	1,150,750
		Water/Sewer—11.2%
		Los Angeles Wastewater System Revenue:
335	M	5% 6/1/2027	370,909
1,000	M	5% 6/1/2035	1,175,450
500	M	Metropolitan Water District So. Cal. 5% 7/1/2029	538,420
1,000	M	Mojave Water Agency COP 5.5% 6/1/2029	1,080,110
1,000	M	Orange Cnty Water District Rev. 4% 8/15/2041	1,067,500
1,000	M	San Diego County Water Auth. Rev. 5% 5/1/2033	1,170,610

Principal Amount		Security		Value
		Water/Sewer (continued)
$1,000	M	San Francisco City & County Pub. Util. Commission 5% 11/1/2035		$1,141,260
				6,544,259
Total Value of Municipal Bonds (cost $53,170,129)			98.3%	57,563,077
Other Assets, Less Liabilities			1.7	973,789
Net Assets			100.0%	$58,536,866

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)
CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Fund Expenses	Annualized Expense Ratio	Beginning Account Value (1/1/17)	Ending Account Value 6/30/17)	Expenses Paid During Period (1/1/17-6/30/17)*
Class A Shares	0.97%
Actual		$1,000.00	$1,018.01	$4.85
Hypothetical**		$1,000.00	$1,019.98	$4.86
Class B Shares	1.72%
Actual		$1,000.00	$1,013.86	$8.59
Hypothetical**		$1,000.00	$1,016.26	$8.60
Advisor Class Shares	0.67%
Actual		$1,000.00	$1,019.11	$3.35
Hypothetical**		$1,000.00	$1,021.47	$3.36
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,018.84	$3.20
Hypothetical**		$1,000.00	$1,021.62	$3.21

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

Portfolio of Investments
CONNECTICUT TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.0%
		Appropriation—10.9%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034	$1,042,330
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
		(State Supported Child Care) 5% 7/1/2028	1,092,470
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,755,915
			3,890,715
		Education—7.8%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Connecticut College 5% 7/1/2041	1,108,960
510	M	Greenwich Academy 5.25% 3/1/2032	636,194
1,000	M	University of Connecticut 4.75% 2/15/2029	1,053,270
			2,798,424
		Electric—1.5%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2030	555,850
		General Obligation—13.3%
1,000	M	Connecticut State 5% 11/1/2031	1,128,190
		Stratford:
500	M	5% 7/1/2034	567,255
500	M	5% 7/1/2035	565,740
500	M	5% 7/1/2036	564,605
1,000	M	Waterbury 5% 12/1/2032	1,139,130
		Waterford:
350	M	4% 8/1/2029	396,183
350	M	4% 8/1/2030	390,999
			4,752,102
		Health Care—7.2%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040	536,060

Portfolio of Investments (continued)
CONNECTICUT TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		Health Care (continued)
		Middlesex Hospital:
$350	M	5% 7/1/2026	$385,875
460	M	5% 7/1/2027	504,652
1,000	M	Trinity Health Corp. 5% 12/1/2045	1,137,860
			2,564,447
		Housing—1.5%
500	M	Connecticut State Housing Fin. Auth. 3.875% 11/15/2035	523,210
		Other Revenue—3.1%
		Connecticut State Revolving Fund:
500	M	5% 3/1/2034	583,310
510	M	4% 5/1/2036	545,068
			1,128,378
		Other Tax—5.3%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025	1,050,240
750	M	5% 8/1/2035	837,000
			1,887,240
		Pre-Refunded/Escrowed-to-Maturity—32.1%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2018 (a)	1,051,210
1,000	M	Loomis Chafee School 5% 7/1/2018 (a)	1,040,940
1,000	M	Quinnipiac University 5.75% 7/1/2018 (a)	1,048,410
1,000	M	Renbrook School 5% 7/1/2017 (a)	1,000,120
1,000	M	Salisbury School 5% 7/1/2018 (a)	1,041,250
1,000	M	Wesleyan University 5% 7/1/2020 (a)	1,113,630
1,000	M	William W. Backus Hospital 5% 7/1/2018 (a)	1,041,250
500	M	Yale-New Haven Hospital 5.25% 7/1/2020 (a)	560,495
1,000	M	Connecticut State Special Tax Obligation Rev. 5% 8/1/2017 (a)	1,003,680
855	M	Hartford 5% 4/1/2021 (a)	972,853

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,500	M	New Haven 5% 3/1/2019 (a)		$1,599,075
				11,472,913
		Water/Sewer—15.3%
1,000	M	Greater New Haven Water Pollution Control 5% 8/15/2030		1,160,890
		Hartford Cnty. Met. Dist. Clean Water Project Revenue:
1,000	M	5% 4/1/2036		1,120,870
500	M	5% 11/1/2042		560,495
		South Central Connecticut Water System Revenue:
500	M	5% 8/1/2028		603,435
1,000	M	5.25% 8/1/2029		1,031,780
		Stamford Water Pollution Control Sys.& Fac. Revenue:
75	M	5% 9/15/2030		88,826
750	M	5.5% 8/15/2038		889,665
				5,455,961
Total Value of Municipal Bonds (cost $33,361,545)			98.0%	35,029,240
Other Assets, Less Liabilities			2.0	733,426
Net Assets			100.0%	$35,762,666

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17-6/30/17)*
Class A Shares	1.07%
Actual		$1,000.00	$1,022.96	$5.37
Hypothetical**		$1,000.00	$1,019.48	$5.36
Class B Shares	1.74%
Actual		$1,000.00	$1,020.32	$8.72
Hypothetical**		$1,000.00	$1,016.16	$8.70
Advisor Class Shares	0.82%
Actual		$1,000.00	$1,024.30	$4.12
Hypothetical**		$1,000.00	$1,020.72	$4.11
Institutional Class Shares	0.75%
Actual		$1,000.00	$1,025.17	$3.77
Hypothetical**		$1,000.00	$1,021.07	$3.76

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

Portfolio of Investments
MASSACHUSETTS TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.4%
		Education—26.1%
$1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035	$1,093,700
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston College 5% 7/1/2039	1,180,250
1,000	M	Lesley University 5.25% 7/1/2033	1,116,470
500	M	Phillips Academy 5% 9/1/2038	587,910
1,000	M	Williams 4% 7/1/2046	1,055,730
315	M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028	332,832
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,139,850
			6,506,742
		General Obligation—10.7%
1,000	M	Massachusetts State 5.5% 8/1/2030	1,311,130
500	M	Quincy 5% 12/1/2028	555,930
		Worcester:
215	M	5.5% 8/15/2017	215,830
500	M	5% 1/15/2030	584,260
			2,667,150
		Health Care—2.0%
450	M	Massachusetts State Dev. Fin. Agy. Rev.
		(Partners Healthcare) 5% 7/1/2047	507,240
		Housing—4.3%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,071,000
		Other Revenue—1.7%
350	M	Marthas Vineyard Land Bank 5% 5/1/2036	409,878
		Other Tax—9.1%
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,141,750
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036	1,123,900
			2,265,650

Portfolio of Investments (continued)
MASSACHUSETTS TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity—36.6%
$1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2018 (a)		$1,040,940
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	5.75% 9/1/2018 (a)		1,055,830
1,000	M	5.5% 11/15/2018 (a)		1,062,320
750	M	5.6% 10/1/2019 (a)		825,323
		Massachusetts State Health & Edl. Facs. Auth. Revenue:
830	M	5% 10/1/2017 (a)		838,889
1,000	M	5.375% 8/1/2018 (a)		1,048,270
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2020 (a)		1,117,690
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2019 (a)		1,069,310
1,000	M	Springfield Water & Sewer Commission Rev. 5.75% 10/15/2018 (a)		1,061,470
				9,120,042
		Toll & Turnpike—4.4%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035		1,088,490
		Water/Sewer—3.5%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030		580,905
250	M	Massachusetts Water Resources Auth. 5% 8/1/2042		297,305
				878,210
Total Value of Municipal Investments (cost $22,641,979)			98.4%	24,514,402
Other Assets, Less Liabilities			1.6	389,636
Net Assets			100.0%	$24,904,038

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)
MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17-6/30/17)*
Class A Shares	1.05%
Actual		$1,000.00	$1,018.07	$5.25
Hypothetical**		$1,000.00	$1,019.58	$5.26
Class B Shares	1.79%
Actual		$1,000.00	$1,014.61	$8.94
Hypothetical**		$1,000.00	$1,015.91	$8.95
Advisor Class Shares	0.81%
Actual		$1,000.00	$1,018.45	$4.05
Hypothetical**		$1,000.00	$1,020.77	$4.06
Institutional Class Shares	0.79%
Actual		$1,000.00	$1,020.24	$3.96
Hypothetical**		$1,000.00	$1,020.87	$3.96

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

Portfolio of Investments
MICHIGAN TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—101.5%
		Airport—4.4%
$750	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	$847,155
		Combined Utility—2.9%
500	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029	563,175
		Education—3.0%
500	M	Western Michigan University 5.25% 11/15/2033	571,365
		Electric—3.3%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	623,555
		General Obligation—25.9%
750	M	Byron Center Public Schools 5% 5/1/2043	863,123
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,048,600
1,000	M	Goodrich Area School District 5.5% 5/1/2032	1,127,420
780	M	Novi Community School District 5% 5/1/2037	899,777
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,016,680
			4,955,600
		Health Care—8.7%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,107,290
500	M	Michigan St. Fin. Auth. Rev. 5% 12/1/2045	565,200
			1,672,490
		Lease—5.7%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,087,860
		Pre-Refunded/Escrowed-to-Maturity—44.7%
1,000	M	Detroit Michigan Sewer Disp. 7.5% 7/1/2019 (a)	1,126,010
1,000	M	Detroit Water Supply 5.5% 7/1/2018 (a)	1,045,200
1,000	M	Ferris State University 5% 10/1/2018 (a)	1,050,370
1,000	M	Grand Rapids Water Supply 5% 1/1/2019 (a)	1,059,510
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2019 (a)	1,086,410
1,000	M	Michigan State 5% 11/1/2018 (a)	1,053,860
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2018 (a)	1,074,370

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000	M	Wyandotte Electric Rev. 5.25% 4/1/2019 (a)		$1,072,470
				8,568,200
		Water/Sewer—2.9%
500	M	Saginaw Water Supply System Revenue 5% 7/1/2031		559,555
Total Value of Municipal Bonds (cost $18,155,649)			101.5%	19,448,955
Excess of Liabilities Over Other Assets			(1.5)	(286,776)
Net Assets			100.0%	$19,162,179

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)
MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17-6/30/17)*
Class A Shares	1.03%
Actual		$1,000.00	$1,018.04	$5.15
Hypothetical**		$1,000.00	$1,019.68	$5.16
Class B Shares	1.77%
Actual		$1,000.00	$1,014.03	$8.84
Hypothetical**		$1,000.00	$1,016.01	$8.85
Advisor Class Shares	0.73%
Actual		$1,000.00	$1,019.59	$3.66
Hypothetical**		$1,000.00	$1,021.17	$3.66
Institutional Class Shares	0.72%
Actual		$1,000.00	$1,019.52	$3.61
Hypothetical**		$1,000.00	$1,021.22	$3.61

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

Portfolio of Investments
MINNESOTA TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.6%
		Airport—1.4%
$250	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue 5% 1/1/2036	$294,698
		Appropriation—5.5%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029	1,145,600
		Education—9.4%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	850,530
		Minnesota State Higher Ed. Facs. Auth. Revenue:
250	M	Gustavus Adolfus College 5% 10/1/2031	267,147
500	M	Macalester College 5% 6/1/2035	544,405
250	M	University of Minnesota 5.25% 12/1/2030	282,360
			1,944,442
		Electric—14.5%
		Minnesota St. Municipal Pwr. Agy. Elec. Revenue:
250	M	5.25% 10/1/2035	275,517
455	M	4% 10/1/2041	482,810
500	M	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue 5% 1/1/2021	509,725
750	M	Rochester Elec. Util. Rev. 5% 12/1/2037	879,668
250	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Revenue 5% 1/1/2041	284,465
500	M	Western Minnesota Municipal Pwr. Agy. 5% 1/1/2036	577,805
			3,009,990
		General Obligation—6.9%
500	M	Bemidji 5% 2/1/2028	555,710
750	M	Minneapolis Special Sch. Dist. #1 5% 2/1/2035	881,655
			1,437,365
		Health Care—11.2%
465	M	Minneapolis Health Care Sys. Rev. 6.5% 11/15/2038	496,192
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030	802,193

Portfolio of Investments (continued)
MINNESOTA TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		Health Care (continued)
$500	M	Rochester Health Care Facs. Rev. 5% 11/15/2033	$635,335
370	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	404,158
			2,337,878
		Housing—4.1%
		Minnesota State Housing Finance Agency:
25	M	Multi-Family Housing 5.05% 7/1/2034	25,904
		Rental Housing Revenue:
250	M	5% 8/1/2030	263,287
300	M	5.05% 8/1/2031	322,353
220	M	5% 8/1/2033	236,320
10	M	Single-Family Housing Revenue 5.9% 7/1/2028	10,001
			857,865
		Lease—6.9%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	610,074
		Minnesota State Housing Finance Agency Revenue:
250	M	Nonprofit Housing Rev. 5% 8/1/2031	282,405
250	M	State Appropriation 5% 8/1/2036	282,037
250	M	Minnetonka Indpt. Sch. Dist. #276 COP 5% 3/1/2029	264,320
			1,438,836
		Other Tax—4.5%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030	342,225
500	M	St. Paul Port Authority 5% 3/1/2036	588,425
			930,650
		Pre-Refunded/Escrowed-to-Maturity—34.2%
500	M	Dakota County Cmnty. Dev. Agy. 5% 7/1/2017 (a)	500,060
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2019 (a)	741,314
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2018 (a)	509,750
750	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 8/1/2017 (a)	752,738
500	M	Minnesota State 5% 6/1/2018 (a)	518,605

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000	M	Minnesota State 911 Rev. 5% 6/1/2018 (a)		$1,037,590
500	M	Minnesota State Higher Ed. Facs. Auth. Revenue Carleton College 5% 1/1/2018 (a)		510,365
275	M	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue 5% 1/1/2018 (a)		280,657
		St. Cloud Health Care Revenue:
500	M	5.375% 5/1/2019 (a)		539,220
250	M	5.125% 5/1/2020 (a)		277,845
500	M	St. Louis County 5% 12/1/2017 (a)		508,310
380	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2019 (a)		416,795
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Revenue 5.25% 1/1/2019 (a)		531,540
				7,124,789
Total Value of Municipal Bonds (cost $19,430,219)			98.6%	20,522,113
Other Assets, Less Liabilities			1.4	296,448
Net Assets			100.0%	$20,818,561

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)
NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17-6/30/17)*
Class A Shares	0.93%
Actual		$1,000.00	$1,027.09	$4.67
Hypothetical**		$1,000.00	$1,020.18	$4.66
Class B Shares	1.69%
Actual		$1,000.00	$1,022.45	$8.47
Hypothetical**		$1,000.00	$1,016.41	$8.45
Advisor Class Shares	0.63%
Actual		$1,000.00	$1,028.11	$3.17
Hypothetical**		$1,000.00	$1,021.67	$3.16
Institutional Class Shares	0.65%
Actual		$1,000.00	$1,028.16	$3.27
Hypothetical**		$1,000.00	$1,021.57	$3.26

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

Portfolio of Investments
NEW JERSEY TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—101.2%
		Appropriation—10.3%
$1,000	M	Garden St. Preservation Trust Open Space & Farmland
		5.75% 11/1/2028	$1,219,310
		New Jersey State Health Care Facs. Fing. Auth. Revenue
		Hospital Asset Transformation Program:
780	M	5% 10/1/2028	792,160
1,000	M	5.75% 10/1/2031	1,066,180
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020	1,102,430
1,000	M	5.5% 12/15/2038	1,048,630
			5,228,710
		Education—16.3%
		New Jersey Educational Facilities Auth. Revenue:
		Montclair State University:
1,000	M	5% 7/1/2036	1,129,210
1,000	M	5% 7/1/2039	1,124,810
		Princeton University:
1,500	M	4% 7/1/2035	1,651,965
1,000	M	5% 7/1/2034	1,076,640
1,000	M	Ramapo College 5% 7/1/2035	1,153,040
1,000	M	Seton Hall University 4% 7/1/2047	1,032,870
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030	1,069,330
			8,237,865
		General Obligation—16.1%
500	M	Bayonne 5% 7/1/2039	558,310
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039	1,149,760
1,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	1,143,510
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,290,760
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034	1,055,360
		Jersey City :
500	M	4% 11/1/2035 (a)	527,645

Portfolio of Investments (continued)
NEW JERSEY TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		General Obligation (continued)
$500	M	4% 11/1/2036 (a)	$526,310
250	M	5% 11/1/2037 (a)	292,080
1,000	M	Livingston Twp. Sch. Dist. 5% 7/15/2037	1,141,950
415	M	Montclair Twp. 5% 1/1/2037	469,992
			8,155,677
		Health Care—8.5%
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
1,000	M	Hackensack Meridian Health 5% 7/1/2035	1,158,610
2,000	M	Hackensack University Medical Center 5.25% 1/1/2031	2,043,640
1,000	M	Virtua Health 5.5% 7/1/2038	1,080,280
			4,282,530
		Housing—.1%
45	M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
		6.375% 10/1/2028	46,364
		Industrial Development Revenue/Pollution Control Revenue—3.8%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	1,926,105
		Lease—4.6%
1,000	M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024	1,203,180
1,000	M	Mercer County Impt. Auth. 5% 9/1/2040	1,136,930
			2,340,110
		Other Revenue—.4%
190	M	Monmouth Cnty Impt. Auth. Rev. 5% 1/15/2029	211,782
		Pre-Refunded/Escrowed-to-Maturity—27.1%
1,000	M	Bayonne 5.25% 7/1/2019 (b)	1,084,060
1,000	M	Elizabeth 5.25% 4/15/2021 (b)	1,151,090
1,000	M	Jersey City 5% 1/15/2019 (b)	1,061,770
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (b)	1,059,140
810	M	Monmouth County Impt. Auth. 5% 1/15/2021 (b)	918,386
650	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2018 (b)	680,953

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$2,000	M	New Jersey State COP Equip. Lease Purchase Rev.
		5.25% 6/15/2019 (b)		$2,160,140
3,000	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2018 (b)		3,122,520
220	M	New Jersey State Health Care Facs. Fing. Auth. 5% 10/1/2018 (b)		231,209
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2019 (b)		2,271,180
				13,740,448
		Toll & Turnpike—6.7%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030		1,149,830
		New Jersey St. Turnpike Auth. Revenue:
1,000	M	5% 1/1/2029		1,138,810
1,000	M	5% 1/1/2031		1,079,500
				3,368,140
		Transportation—7.3%
		Delaware River Joint Toll Bridge Commission:
1,000	M	5% 7/1/2033		1,181,200
250	M	5% 7/1/2034		293,877
		Port Authority of New York & New Jersey
1,000	M	5% 10/15/2031		1,086,130
1,000	M	5% 10/15/2041		1,156,940
				3,718,147
Total Value of Municipal Bonds (cost $47,830,917)			101.2%	51,255,878
Excess of Liabilities Over Other Assets			(1.2)	(600,326)
Net Assets			100.0%	$50,655,552

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)
NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17-6/30/17)*
Class A Shares	0.91%
Actual		$1,000.00	$1,023.41	$4.57
Hypothetical**		$1,000.00	$1,020.28	$4.56
Class B Shares	1.61%
Actual		$1,000.00	$1,019.81	$8.06
Hypothetical**		$1,000.00	$1,016.81	$8.05
Advisor Class Shares	0.61%
Actual		$1,000.00	$1,025.31	$3.06
Hypothetical**		$1,000.00	$1,021.77	$3.06
Institutional Class Shares	0.65%
Actual		$1,000.00	$1,025.31	$3.26
Hypothetical**		$1,000.00	$1,021.57	$3.26

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

Portfolio of Investments
NEW YORK TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.5%
		Appropriation—5.9%
$760	M	Hudson Yards Infra. Corp. 5.75% 2/15/2047	$872,632
1,000	M	New York City Transitional Fin. Auth. Bldg. Aid Rev. 5% 7/15/2033	1,144,730
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020	3,362,610
1,500	M	State University 5.25% 5/15/2021	1,712,355
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,926,222
			10,018,549
		Education—18.1%
		Dutchess County Local Development Corp. Revenue:
1,000	M	5% 7/1/2035	1,185,980
1,000	M	5% 7/1/2036	1,183,110
1,000	M	5% 7/1/2037	1,182,160
		Madison County Capital Resource Corp. Revenue:
1,000	M	5% 7/1/2035	1,161,420
1,000	M	5% 7/1/2039	1,161,420
1,000	M	Monroe Indl. Dev. Corp. 5% 7/1/2037	1,177,400
		New York State Dormitory Authority Revenue:
2,350	M	Colgate University 6% 7/1/2021	2,559,127
1,000	M	Columbia University 5% 10/1/2041	1,123,250
3,000	M	Cornell University 5% 7/1/2040	3,313,230
1,000	M	Fordham University 5% 7/1/2028	1,135,900
		New York University:
1,610	M	6% 7/1/2018	1,692,287
2,000	M	5% 7/1/2030	2,342,120
2,000	M	5% 7/1/2036	2,339,320
1,000	M	5% 7/1/2037	1,147,560
2,000	M	5% 7/1/2039	2,316,960
500	M	Skidmore College 5% 7/1/2027	569,410
1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	1,170,180
1,100	M	Schenectady County Cap. Res. Corp. 5% 1/1/2040	1,276,781

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		Education (continued)
$2,100	M	St. Lawrence County Ind. Dev. Agncy. 5% 9/1/2047	$2,392,530
			30,430,145
		Electric—1.5%
		Long Island Power Auth. Electric Revenue:
1,000	M	5% 9/1/2041	1,147,160
1,200	M	5% 9/1/2044	1,350,444
			2,497,604
		General Obligation—3.6%
1,000	M	Monroe County 5% 6/1/2029	1,068,020
3,000	M	New York City 5% 12/1/2034	3,562,200
		New York State Dormitory Authority Revenue:
1,000	M	Master Boces Program 5% 8/15/2028	1,081,330
375	M	School District Fin. Program 5.625% 10/1/2029	409,852
			6,121,402
		Health Care—1.5%
625	M	Dutchess County Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	690,888
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025	1,251,082
500	M	6% 7/1/2036	549,135
			2,491,105
		Housing—1.9%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,151,630
1,840	M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
		5% 11/1/2026	2,033,255
			3,184,885
		Lease—3.3%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,343,163

Principal Amount		Security	Value
		Lease (continued)
$1,000	M	Yankee Stadium Pilot 7% 3/1/2049	$1,095,860
2,500	M	New York State Dormitory Authority Rev. (Court Facs. Lease)
		5.5% 5/15/2027	3,187,950
			5,626,973
		Other Revenue—2.5%
3,565	M	New York State Dormitory Authority
		School Dist. Brd. Fing. 5% 10/1/2042	4,186,700
		Other Tax—17.9%
		New York City Transitional Fin Auth Revenue:
2,500	M	5% 2/1/2028	2,811,950
1,000	M	5% 11/1/2033	1,115,810
3,000	M	5% 11/1/2038	3,375,240
2,000	M	5% 8/1/2042	2,300,400
1,000	M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040	1,155,930
		New York State Dormitory Authority Revenue:
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026	2,663,975
3,000	M	5.75% 3/15/2036	3,238,680
2,000	M	4% 2/15/2037 (a)	2,127,780
		Sales Tax Revenue:
3,500	M	5% 3/15/2038	3,980,620
1,000	M	5% 3/15/2042	1,166,680
		New York State Urban Dev. Corp. Revenue:
550	M	Personal Income Tax Rev. 5% 12/15/2027	560,543
5,000	M	TOB Trust Receipts 8.53% 12/15/2028 (b)	5,587,300
			30,084,908
		Pre-Refunded/Escrowed-to-Maturity—23.7%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2019 (c)	540,765
1,000	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2020 (c)	1,108,200

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,240	M	Hudson Yards Infra. Corp. 5.75% 2/15/2021 (c)	$1,437,383
5,000	M	Long Island Power Auth. 5.5% 5/1/2019 (c)	5,405,750
		Nassau County:
4,405	M	GO 5% 10/1/2019 (c)	4,795,944
3,000	M	Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (c)	3,177,720
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2017 (c)	5,520,662
995	M	Mental Health Svcs. Facs. 5% 8/15/2018 (c)	1,040,750
1,000	M	New York University 5% 10/1/2019 (c)	1,088,750
1,200	M	Pratt Institute 5% 7/1/2019 (c)	1,294,200
3,025	M	School District Fing. Auth. 5.625% 10/1/2019 (c)	3,335,456
1,000	M	St. John's University 5% 7/1/2017 (c)	1,000,120
3,500	M	The New School 5.5% 7/1/2020 (c)	3,943,660
		New York State Thruway Authority Rev.
1,185	M	5% 10/1/2017 (c)	1,197,703
1,925	M	5% 4/1/2018 (c)	1,983,982
1,450	M	New York State Urban Dev. Corp. Rev. 5% 12/15/2017 (c)	1,477,927
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2018 (c)	1,560,570
			39,909,542
		Toll & Turnpike—2.4%
3,500	M	Triborough Brdg. & Tunnel Auth. 5% 11/15/2036	4,137,000
		Transportation—10.5%
		Metropolitan Transportation Authority:
3,000	M	Dedicated Tax 5% 11/15/2042	3,534,360
5,000	M	Trans. Rev. 5% 11/15/2029	5,706,950
		Port Authority of New York & New Jersey:
5,000	M	5% 10/15/2031	5,430,650
2,500	M	5% 10/15/2042	2,937,650
			17,609,610

Principal Amount		Security		Value
		Water/Sewer—6.7%
		Buffalo Muni. Water Fin. Auth. Revenue:
$500	M	5% 7/1/2029		$581,695
250	M	5% 7/1/2030		288,900
250	M	5% 7/1/2031		287,447
300	M	5% 7/1/2032		343,326
		New York City Muni. Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,263,975
2,000	M	5% 6/15/2032		2,258,100
1,000	M	5% 6/15/2043		1,115,200
2,050	M	Saratoga County Water Sys. Rev. 4% 9/1/2048		2,156,580
		Western Nassau County Water Auth. Revenue:
500	M	5% 4/1/2034		570,175
300	M	5% 4/1/2035		341,439
				11,206,837
Total Market Value of Municipal Bonds (cost $155,627,054)			99.5%	167,505,260
Other Assets, Less Liabilities			.5	774,360
Net Assets			100.0%	$168,279,620

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at June 30, 2017.

(c)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

GO	General Obligation
TOB	Tender Option Bond

See notes to financial statements

Fund Expenses (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17-6/30/17)*
Class A Shares	0.98%
Actual		$1,000.00	$1,020.22	$4.91
Hypothetical**		$1,000.00	$1,019.93	$4.91
Class B Shares	1.78%
Actual		$1,000.00	$1,016.60	$8.90
Hypothetical**		$1,000.00	$1,015.96	$8.90
Advisor Class Shares	0.67%
Actual		$1,000.00	$1,022.32	$3.36
Hypothetical**		$1,000.00	$1,021.47	$3.36
Institutional Class Shares	0.70%
Actual		$1,000.00	$1,022.37	$3.51
Hypothetical**		$1,000.00	$1,021.32	$3.51

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

Portfolio of Investments
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—96.6%
		Airport—3.6%
$880	M	Charlotte Airport Rev. 5% 7/1/2042	$1,035,276
		Appropriation—1.6%
425	M	Henderson County Limited Obligation 4% 10/1/2032	456,255
		Education—11.9%
		North Carolina State Capital Facs. Fin. Agy. Revenue:
500	M	4% 1/1/2038	529,065
1,000	M	5% 10/1/2040	1,180,880
500	M	5% 10/1/2041	581,335
		University of North Carolina at Asheville:
270	M	5% 6/1/2033	313,124
250	M	5% 6/1/2034	288,658
500	M	4% 6/1/2035	526,840
			3,419,902
		General Obligation—5.4%
		Burke County Limited Obligation:
250	M	4% 4/1/2032	269,678
200	M	4% 4/1/2033	214,520
500	M	4% 4/1/2035	531,540
500	M	University of North Carolina at Wilmington 4% 6/1/2031	539,680
			1,555,418
		Health Care—13.1%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034	1,058,110
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,051,620
1,000	M	New Hanover County Hosp. Rev. 5% 10/1/2027	1,086,760
500	M	University of North Carolina Hosp. Chapel Hill Rev. 5% 2/1/2046	567,930
			3,764,420

Portfolio of Investments (continued)
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		Lease—7.4%
$1,000	M	Charlotte COP 5% 6/1/2029	$1,071,340
1,000	M	Salisbury COP 5.625% 3/1/2026	1,061,500
			2,132,840
		Pre-Refunded/Escrowed-to-Maturity—40.7%
		Cabarrus County Certificate of Participation:
800	M	County Jail Lease 5.25% 6/1/2018 (a)	832,088
1,000	M	Installment Fing. Contract 5% 1/1/2019 (a)	1,059,820
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2018 (a)	1,057,080
465	M	Dare County Utilities Sys. Rev. 5% 2/1/2021 (a)	527,180
1,000	M	Durham County COP 5% 6/1/2019 (a)	1,075,020
500	M	Harnett County COP 5% 6/1/2019 (a)	537,410
1,000	M	Lincoln County 5.5% 6/1/2018 (a)	1,042,390
1,000	M	Monroe COP 5.5% 3/1/2019 (a)	1,074,020
270	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019	283,146
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2019 (a)	1,064,630
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (a)	1,094,170
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2021 (a)	1,136,790
860	M	University of North Carolina Sys. Pool 5% 10/1/2018 (a)	903,533
			11,687,277

Principal Amount		Security		Value
		Water/Sewer—12.9%
$1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		$1,078,290
		Cary Combined Enterprise System Revenue:
500	M	4% 12/1/2037		541,180
400	M	4% 12/1/2038		431,240
1,000	M	Charlotte Water & Sewer Sys. Rev. 5% 7/1/2040		1,170,030
400	M	Oak Island Enterprise Sys. Rev. 5% 6/1/2033		472,328
				3,693,068
Total Market Value of Municipal Bonds (cost $26,285,199)			96.6%	27,744,456
Other Assets, Less Liabilities			3.4	963,411
Net Assets			100.0%	$28,707,867

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)
OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17-6/30/17)*
Class A Shares	1.01%
Actual		$1,000.00	$1,017.67	$5.05
Hypothetical**		$1,000.00	$1,019.78	$5.06
Class B Shares	1.89%
Actual		$1,000.00	$1,013.95	$9.44
Hypothetical**		$1,000.00	$1,015.42	$9.44
Advisor Class Shares	0.92%
Actual		$1,000.00	$1,018.03	$4.60
Hypothetical**		$1,000.00	$1,020.23	$4.61
Institutional Class Shares	0.76%
Actual		$1,000.00	$1,019.72	$3.81
Hypothetical**		$1,000.00	$1,021.02	$3.81

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

Portfolio of Investments
OHIO TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.6%
		Education—17.2%
		Ohio State Higher Educational Facilities Revenue:
$750	M	Oberlin College 5% 10/1/2042	$869,108
500	M	University of Dayton Proj. 5.375% 12/1/2030	562,155
500	M	Ohio University General Receipts 5% 12/1/2034	583,835
1,000	M	University of Akron General Receipts 5% 1/1/2028	1,085,920
500	M	University of Cincinnati 5% 6/1/2045	577,805
			3,678,823
		General Obligation—13.2%
500	M	Defiance City School District 5% 12/1/2039	572,245
250	M	Euclid City School District 5.25% 1/15/2044	290,467
280	M	Jefferson County Jail Construction 5.75% 12/1/2019	296,668
1,000	M	Lebanon City School District 5.25% 12/1/2043	1,108,950
500	M	Madison Local School District Richland County 5% 12/1/2034	553,850
			2,822,180
		Health Care—10.5%
500	M	Franklin County Hospital Facs. Rev. 5% 5/15/2030	573,450
625	M	Montgomery County Rev. 5.5% 5/1/2034	655,775
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033	1,020,550
			2,249,775
		Housing—.9%
175	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Rev. 6.125% 9/1/2028	181,221
		Lease—5.3%
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027	1,128,210
		Other Revenue—5.2%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,108,800

Portfolio of Investments (continued)
OHIO TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity—36.6%
$500	M	American Mun. Power Rev. 5.375% 2/15/2019 (a)		$535,210
1,000	M	Beavercreek County School District 5% 6/1/2019 (a)		1,075,250
900	M	Franklin County 5% 12/1/2017 (a)		915,831
375	M	Montgomery County Rev. 5.5% 5/1/2019 (a)		405,334
1,000	M	Ohio State 5.375% 3/1/2018 (a)		1,029,990
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2018 (a)		428,516
250	M	6.125% 12/1/2018 (a)		268,262
1,000	M	St. Mary's City School District 5% 6/1/2018 (a)		1,037,590
1,000	M	Wapakoneta City School District 5% 6/1/2018 (a)		1,037,590
1,000	M	Youngstown State University General Receipts 5.25% 6/15/2019 (a)		1,080,900
				7,814,473
		Toll & Turnpike—1.6%
300	M	Ohio State Turnpike Commission 5% 2/15/2028		351,396
		Water/Sewer—8.1%
500	M	Cincinnati Water Sys. Rev. 5% 12/1/2041		589,605
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,129,770
				1,719,375
Total Value of Municipal Bonds (cost $19,801,163)			98.6%	21,054,253
Other Assets, Less Liabilities			1.4	296,701
Net Assets			100.0%	$21,350,954

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)
OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17-6/30/17)*
Class A Shares	0.95%
Actual		$1,000.00	$1,022.72	$4.76
Hypothetical**		$1,000.00	$1,020.08	$4.76
Class B Shares	1.72%
Actual		$1,000.00	$1,018.15	$8.61
Hypothetical**		$1,000.00	$1,016.26	$8.60
Advisor Class Shares	0.66%
Actual		$1,000.00	$1,024.09	$3.31
Hypothetical**		$1,000.00	$1,021.52	$3.31
Institutional Class Shares	0.69%
Actual		$1,000.00	$1,024.55	$3.46
Hypothetical**		$1,000.00	$1,021.37	$3.46

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

Portfolio of Investments
OREGON TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.0%
		Airport—4.2%
		Port of Portland Airport Revenue:
$1,000	M	5% 7/1/2031	$1,173,180
1,000	M	5% 7/1/2047	1,158,790
			2,331,970
		Appropriation—1.2%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029	636,286
		Education—6.6%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,100,530
1,250	M	Oregon State Univ. Gen. Rev. 5% 4/1/2045	1,422,663
1,000	M	University of Oregon 5% 4/1/2045	1,139,610
			3,662,803
		Electric—4.1%
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038	2,247,540
		General Obligation—29.8%
1,000	M	Central Oregon Community College District 5% 6/15/2030	1,097,210
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021	1,152,800
2,000	M	Clackamas County School District #12, 5% 6/15/2037	2,374,320
575	M	Columbia County School District #502, 5% 6/15/2036	682,065
1,000	M	Linn County School District #55, 5.5% 6/15/2027	1,287,850
1,000	M	Marion County School District #103, 5% 6/15/2035	1,151,340
1,000	M	Multnomah County School District #3, 5% 6/30/2035	1,121,550
1,225	M	Newport Zero Coupon 6/1/2029	853,066
		Oregon State:
350	M	5% 5/1/2031	421,131
250	M	5% 6/1/2037	298,060
985	M	5% 8/1/2037	1,177,114
1,000	M	5% 8/1/2042	1,187,290
500	M	Redmond Terminal Expansion Project 5% 6/1/2034	530,750
1,000	M	Salem 5% 6/1/2028	1,068,690
1,000	M	Umatilla County Unified School District 5% 6/15/2033	1,149,110

Principal Amount		Security	Value
		General Obligation (continued)
$1,000	M	Washington County School District #15 Zero Coupon 6/15/2023	$899,200
			16,451,546
		Health Care—11.6%
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,102,460
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037	541,395
1,650	M	Oregon State Facs. Auth. Rev. 5% 10/1/2045	1,880,522
		Oregon State Health Sciences Univ. Revenue:
1,500	M	5% 7/1/2032	1,688,085
1,000	M	5% 7/1/2034	1,186,940
			6,399,402
		Industrial Development Revenue/Pollution Control Revenue—1.0%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	552,425
		Other Tax—1.0%
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	559,705
		Pre-Refunded/Escrowed-to-Maturity—24.7%
		Beaverton School District #48J:
750	M	5% 6/1/2019 (a)	806,535
1,500	M	5.125% 6/1/2019 (a)	1,616,625
1,000	M	Chemeketa Community College District 5% 6/15/2018 (a)	1,039,160
1,000	M	Clackamas & Washington Counties School District #3, 5% 6/15/2019 (a)	1,076,640
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2018 (a)	1,021,840
1,000	M	Deschutes & Jefferson Counties School District #2J, 6% 6/15/2018 (a)	1,048,580
		Jackson County School District #549C:
1,000	M	5% 12/15/2017 (a)	1,019,130
1,000	M	5% 6/15/2018 (a)	1,039,160
750	M	Lane County Met. Wastewater 5.25% 11/1/2018 (a)	792,772
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2018 (a)	1,030,490

Portfolio of Investments (continued)
OREGON TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000	M	Polk Marion & Benton Counties School District #13J, 5% 6/15/2019 (a)		$1,076,640
1,000	M	Port of Portland Airport Rev. 5% 7/1/2018 (a)		1,040,940
1,000	M	Portland Sewer Sys. Rev. 4.75% 6/15/2018 (a)		1,036,580
				13,645,092
		Other Revenue—4.3%
2,000	M	Oregon State Dept. Admin. Svcs. Lottery Rev. 5% 4/1/2035		2,341,100
		Water/Sewer—10.5%
500	M	Hermiston Water & Sewer Sys. 5% 11/1/2034		575,695
500	M	Portland Water Sys. Rev. 5% 5/1/2034		557,470
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031		2,518,784
2,000	M	Portland Water Sys. Rev. 4% 4/1/2034		2,164,100
				5,816,049
Total Value of Municipal Bonds (cost $51,145,984)			99.0%	54,643,918
Other Assets, Less Liabilities			1.0	538,815
Net Assets			100.0%	$55,182,733

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17-6/30/17)*
Class A Shares	0.97%
Actual		$1,000.00	$1,021.53	$4.86
Hypothetical**		$1,000.00	$1,019.98	$4.86
Class B Shares	1.87%
Actual		$1,000.00	$1,017.24	$9.35
Hypothetical**		$1,000.00	$1,015.52	$9.35
Advisor Class Shares	0.68%
Actual		$1,000.00	$1,023.56	$3.41
Hypothetical**		$1,000.00	$1,021.42	$3.41
Institutional Class Shares	0.67%
Actual		$1,000.00	$1,023.61	$3.36
Hypothetical**		$1,000.00	$1,021.47	$3.36

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

Portfolio of Investments
PENNSYLVANIA TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.2%
		Airport—2.7%
$1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029	$1,003,650
		Appropriation—2.9%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,060,650
		Education—10.0%
1,500	M	Delaware County Haverford College Rev. 5% 10/1/2042	1,727,310
		Penn. St. Higher Educ. Facs. Revenue:
1,000	M	5.5% 8/15/2018	1,050,350
290	M	5% 8/15/2046	338,166
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031	561,705
			3,677,531
		General Obligation—14.4%
250	M	Boyertown Area School District 5% 10/1/2036	284,935
1,000	M	Cheltenham Township School District 5% 3/15/2038	1,116,990
1,000	M	Easton Area School District 5.2% 4/1/2028	1,032,290
1,000	M	Penn Delco School District 5% 6/1/2034	1,145,630
500	M	Peters Township School District 4% 9/1/2035 (a)	528,920
1,000	M	Pittsburgh 5% 9/1/2035	1,163,650
			5,272,415
		Health Care—10.4%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,077,370
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,145,040
500	M	Chester County Hlth. & Educ. Facs. Rev. 5% 10/1/2035	585,750
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	553,970
430	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	445,691
			3,807,821
		Other Revenue—2.2%
740	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	792,318

Principal Amount		Security	Value
		Other Tax—4.6%
$1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	$1,132,750
500	M	Pittsburgh & Allegheny County Regl. Asset Dist. 5% 2/1/2031	546,670
			1,679,420
		Pre-Refunded/Escrowed-to-Maturity—32.7%
1,000	M	Centennial Bucks County School District 5.125% 12/15/2018 (b)	1,060,840
400	M	Daniel Boone Area School District 5% 8/15/2018 (b)	418,164
260	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2020 (b)	292,560
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2019 (b)	1,077,220
1,000	M	Methacton School District 6.375% 3/1/2018 (b)	1,036,580
1,000	M	Northampton County Auth. Rev. 5.5% 5/15/2019 (b)	1,082,890
		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	6% 6/1/2018 (b)	1,046,540
1,000	M	5% 6/1/2019 (b)	1,075,250
950	M	Philadelphia School District 6% 9/1/2018 (b)	1,005,300
1,000	M	Reading 6.25% 11/1/2018 (b)	1,070,130
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2021 (b)	1,169,560
570	M	Southcentral Gen. Auth. Rev. 6% 6/1/2018 (b)	595,553
1,000	M	West Mifflin Area School District 5.375% 10/1/2018 (b)	1,055,280
			11,985,867
		Toll & Turnpike—3.0%
1,000	M	Pennsylvania State Turnpike Comm. Rev. 5% 12/1/2030	1,121,650
		Transportation—4.1%
		Delaware River Joint Toll Bridge Comm. Revenue:
500	M	5% 7/1/2034	587,755
800	M	5% 7/1/2047	923,800
			1,511,555

Portfolio of Investments (continued)
PENNSYLVANIA TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security		Value
		Water/Sewer—12.2%
$1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		$1,103,860
500	M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040		565,995
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,074,140
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		564,985
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,153,190
				4,462,170
Total Value of Municipal Bonds (cost $33,965,403)			99.2%	36,375,047
Other Assets, Less Liabilities			.8	283,321
Net Assets			100.0%	$36,658,368

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)
VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17-6/30/17)*
Class A Shares	0.96%
Actual		$1,000.00	$1,025.08	$4.82
Hypothetical**		$1,000.00	$1,020.03	$4.81
Class B Shares	1.74%
Actual		$1,000.00	$1,020.99	$8.72
Hypothetical**		$1,000.00	$1,016.16	$8.70
Advisor Class Shares	0.81%
Actual		$1,000.00	$1,025.68	$4.07
Hypothetical**		$1,000.00	$1,020.77	$4.06
Institutional Class Shares	0.66%
Actual		$1,000.00	$1,026.49	$3.32
Hypothetical**		$1,000.00	$1,021.52	$3.31

*
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

Portfolio of Investments
VIRGINIA TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.2%
		Airport—3.5%
		Metropolitan Washington, D.C. Airport Auth. Sys. Revenue:
$1,000	M	5% 10/1/2026	$1,081,680
500	M	5% 10/1/2034	574,575
			1,656,255
		Appropriation—8.8%
		Arlington County Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029	542,580
500	M	5% 2/15/2030	543,370
1,750	M	Virginia State Commonwealth Trans. Rev. 5% 5/15/2034	1,970,342
1,000	M	Western Regional Jail Facs. Rev. 5% 12/1/2037	1,163,030
			4,219,322
		Combined Utility—1.2%
500	M	Richmond Public Util. Rev. 5% 1/15/2038	569,580
		Education—8.6%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043	1,118,950
575	M	Montgomery Cnty. Econ Dev. Auth. Rev. 4% 6/1/2036	612,312
2,000	M	University of Virginia 5% 4/1/2038	2,397,720
			4,128,982
		General Obligation—11.8%
1,000	M	Chesapeake 5% 8/1/2032	1,224,630
		Norfolk:
1,000	M	5% 8/1/2034	1,157,430
1,000	M	5% 10/1/2034	1,186,260
1,000	M	Portsmouth 5% 2/1/2035	1,143,020
500	M	Powhatan Cnty. 5% 1/15/2032	540,425
400	M	Winchester 4% 9/1/2033 (a)	441,664
			5,693,429
		Health Care—3.5%
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	1,120,940

Principal Amount		Security	Value
		Health Care (continued)
$500	M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035	$572,540
			1,693,480
		Lease—7.1%
1,000	M	Fairfax County Econ Dev. Auth. Rev. 5% 3/1/2029	1,118,220
1,000	M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029	1,179,170
1,000	M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031	1,129,620
			3,427,010
		Other Revenue—12.6%
		Fairfax Cnty. Econ Dev. Auth. Revenue:
775	M	5% 4/1/2036	915,252
800	M	5% 4/1/2037	943,280
1,000	M	Rappahannock Regl. Jail Facs. Rev. 5% 10/1/2035	1,158,670
765	M	Suffolk 5% 6/1/2028	862,874
		Virginia St. Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2029	622,029
370	M	5% 11/1/2033	389,358
1,000	M	5% 11/1/2045	1,155,280
			6,046,743
		Other Tax—2.4%
1,000	M	New River Vy. Regl. Jail Facs. Rev. 5% 10/1/2038	1,156,130
		Pre-Refunded/Escrowed-to-Maturity—25.8%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2018 (b)	1,041,040
1,000	M	Danville 5% 8/1/2019 (b)	1,081,970
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2019 (b)	1,078,210
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2018 (b)	1,031,020
500	M	Hanover County 5.25% 1/15/2021 (b)	571,230
1,000	M	Hopewell 5.875% 7/15/2019 (b)	1,097,980
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2021 (b)	584,500
1,000	M	Richmond Public Util. Rev. 5% 1/15/2019 (b)	1,061,450

Portfolio of Investments (continued)
VIRGINIA TAX EXEMPT FUND
June 30, 2017

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000	M	Roanoke County Econ. Dev. Auth. Lease Rev. 5% 10/15/2018 (b)		$1,052,380
275	M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017		275,041
235	M	Suffolk 5% 6/1/2021 (b)		269,186
1,000	M	Virginia St. Public School Auth. Rev. 5% 8/1/2019 (b)		1,081,750
		Virginia St. Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2018 (b)		606,096
425	M	5% 11/1/2019 (b)		463,289
1,000	M	Washington County Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2020 (b)		1,124,220
				12,419,362
		Toll & Turnpike—1.1%
500	M	Metropolitan Washington, D.C. Airport Auth. Rev. 5% 10/1/2053		529,840
		Transportation—4.7%
		Washington, D.C. Met. Area Trans. Auth. Revenue:
1,000	M	5.25% 7/1/2029		1,074,850
1,000	M	5% 7/1/2034 (a)		1,192,130
				2,266,980
		Water/Sewer—8.1%
1,000	M	Fairfax County Water Rev. 5% 4/1/2041		1,194,120
500	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 8/1/2043		584,635
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		552,630
1,000	M	Norfolk Water Rev. 5% 11/1/2037		1,117,300
400	M	Upper Occoquan Regl. Swr. Auth. Rev. 4% 7/1/2036		429,068
				3,877,753
Total Value of Municipal Bonds (cost $44,986,988)			99.2%	47,684,866
Other Assets, Less Liabilities			.8	383,436
Net Assets			100.0%	$48,068,302

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

This page left intentionally blank.

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2017

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Assets
Investments in securities:
At identified cost	$624,417,798	$263,613,096
At value (Note 1A)	$669,610,566	$283,964,897
Cash	—	4,239,934
Receivables:
Interest	10,185,585	4,009,442
Investment securities sold	29,462,257	—
Shares sold	563,727	318,866
Other assets	39,849	17,413
Total Assets	709,861,984	292,550,552

Liabilities
Cash overdraft	3,782,226	—
Payables:
Investment securities purchased	38,241,310	8,862,534
Dividends payable	452,998	109,495
Shares redeemed	336,306	359,980
Accrued advisory fees	300,861	128,132
Accrued shareholder servicing costs	37,287	18,372
Accrued expenses	78,601	40,562
Total Liabilities	43,229,589	9,519,075
Net Assets	$666,632,395	$283,031,477

Net Assets Consist of:
Capital paid in	$631,213,004	$267,113,812
Undistributed net investment income (deficit)	561,603	988,754
Accumulated net realized loss on investments	(10,334,980)	(5,422,890)
Net unrealized appreciation in value of investments	45,192,768	20,351,801
Total	$666,632,395	$283,031,477

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$53,170,129	$33,361,545	$22,641,979	$18,155,649	$19,430,219
$57,563,077	$35,029,240	$24,514,402	$19,448,955	$20,522,113
966,295	236,224	146,995	—	529,763

770,907	550,489	331,167	256,906	288,001
—	—	—	—	—
59,635	1,111	25,555	82	674
3,420	2,117	1,432	1,204	1,272
59,363,334	35,819,181	25,019,551	19,707,147	21,341,823

—	—	—	502,502	—

590,785	—	—	—	488,691
28,830	21,002	14,171	14,301	10,954
165,619	5,000	75,675	6,308	2,050
23,814	14,595	10,262	7,943	8,537
2,726	1,627	2,001	1,351	859
14,694	14,291	13,404	12,563	12,171
826,468	56,515	115,513	544,968	523,262
$58,536,866	$35,762,666	$24,904,038	$19,162,179	$20,818,561

$55,636,405	$34,552,444	$23,668,553	$17,915,116	$19,891,819
(407)	27,638	20,454	28,270	4,686
(1,492,080)	(485,111)	(657,392)	(74,513)	(169,838)
4,392,948	1,667,695	1,872,423	1,293,306	1,091,894
$58,536,866	$35,762,666	$24,904,038	$19,162,179	$20,818,561

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2017

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Net Assets:
Class A	$619,725,771	$275,116,791
Class B	$936,878	$1,897,306
Advisor Class	$45,963,486	$6,011,027
Institutional Class	$6,260	$6,353

Shares of beneficial interest outstanding (Note 2):
Class A	65,231,656	16,536,051
Class B	99,059	114,662
Advisor Class	4,839,301	361,139
Institutional Class	661	380

Net asset value and redemption price per share - Class A	$9.50	$16.64

Maximum offering price per share - Class A (Net asset value/.96)*	$9.90	$17.33

Net asset value and offering price per share - Class B**	$9.46	$16.55

Net asset value and offering price per share - Advisor Class	$9.50	$16.64

Net asset value and offering price per share - Institutional Class	$9.47	$16.74

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent sales charges, if applicable (Note 2)
(a)	California Class B shares were liquidated on April 12, 2017.

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA		CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$52,789,973		$35,017,082	$23,732,741	$18,856,831	$19,814,190
—		$371,869	$150,505	$67,547	$69,642
$5,740,487		$367,426	$1,014,479	$231,506	$928,477
$6,406		$6,289	$6,313	$6,295	$6,252

4,151,510		2,648,369	2,017,491	1,576,459	1,658,042
—		28,122	12,824	5,671	5,856
452,487		27,954	86,029	19,289	77,677
505		472	535	527	522

$12.72		$13.22	$11.76	$11.96	$11.95

$13.25		$13.77	$12.25	$12.46	$12.45

N/A(a	)	$13.22	$11.74	$11.91	$11.89

$12.69		$13.14	$11.79	$12.00	$11.95

$12.69		$13.33	$11.80	$11.95	$11.97

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2017

	NEW JERSEY	NEW YORK
Assets
Investments in securities:
At identified cost	$47,830,917	$155,627,054
At value (Note 1A)	$51,255,878	$167,505,260
Cash	—	949,774
Receivables:
Interest	737,735	2,083,724
Investment securities sold	793,755	—
Shares sold	10,469	202,103
Other assets	2,959	9,553
Total Assets	52,800,796	170,750,414

Liabilities
Cash overdraft	664,577	—
Payables:
Investment securities purchased	1,344,012	2,126,060
Dividends payable	23,684	94,950
Shares redeemed	76,915	143,641
Accrued advisory fees	20,880	69,147
Accrued shareholder servicing costs	3,047	7,903
Accrued expenses	12,129	29,093
Total Liabilities	2,145,244	2,470,794
Net Assets	$50,655,552	$168,279,620

Net Assets Consist of:
Capital paid in	$47,738,632	$160,518,393
Undistributed net investment income	15,517	31,646
Accumulated net realized loss on investments	(523,558)	(4,148,625)
Net unrealized appreciation in value of investments	3,424,961	11,878,206
Total	$50,655,552	$168,279,620

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$26,285,199	$19,801,163	$51,145,984	$33,965,403	$44,986,988
$27,744,456	$21,054,253	$54,643,918	$36,375,047	$47,684,866
666,576	255,366	1,302,226	504,122	1,906,050

321,710	177,356	544,423	361,053	626,852
—	—	—	—	—
14,954	11,762	975	49,280	1,151
1,306	1,376	3,253	2,191	2,742
28,749,002	21,500,113	56,494,795	37,291,693	50,221,661

—	—	—	—	—

—	—	1,186,140	526,725	2,067,036
12,949	12,720	24,964	43,634	35,233
3,434	114,112	60,254	32,453	13,868
11,451	8,813	22,822	14,930	19,203
1,346	833	2,859	2,128	1,676
11,955	12,681	15,023	13,455	16,343
41,135	149,159	1,312,062	633,325	2,153,359
$28,707,867	$21,350,954	$55,182,733	$36,658,368	$48,068,302

$27,815,133	$20,242,706	$53,072,250	$34,104,312	$47,032,905
492	75,255	98,438	61,845	12,154
(567,015)	(220,097)	(1,485,889)	82,567	(1,674,635)
1,459,257	1,253,090	3,497,934	2,409,644	2,697,878
$28,707,867	$21,350,954	$55,182,733	$36,658,368	$48,068,302

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2017

	NEW JERSEY	NEW YORK
Net Assets:
Class A	$48,419,978	$159,077,557
Class B	$374,181	$1,263,632
Advisor Class	$1,855,019	$7,932,096
Institutional Class	$6,374	$6,335

Shares of beneficial interest outstanding (Note 2):
Class A	3,776,062	11,129,154
Class B	29,338	88,526
Advisor Class	144,899	554,760
Institutional Class	499	443

Net asset value and redemption price per share - Class A	$12.82	$14.29

Maximum offering price per share - Class A (Net asset value/.96)*	$13.35	$14.89

Net asset value and offering price per share - Class B**	$12.75	$14.27

Net asset value and offering price per share - Advisor Class	$12.80	$14.30

Net asset value and offering price per share - Institutional Class	$12.78	$14.31

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent sales charges, if applicable (Note 2)

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$24,465,936	$21,282,225	$51,632,758	$35,458,515	$47,754,828
$51,174	$41,695	$35,682	$124,758	$101,629
$4,184,519	$20,746	$3,507,993	$1,068,758	$205,556
$6,238	$6,288	$6,300	$6,337	$6,289

1,847,216	1,721,757	3,843,164	2,724,988	3,679,919
3,878	3,377	2,671	9,666	7,900
315,143	1,704	262,002	82,037	15,874
471	503	471	487	481

$13.24	$12.36	$13.43	$13.01	$12.98

$13.79	$12.88	$13.99	$13.55	$13.52

$13.20	$12.35	$13.36	$12.91	$12.87

$13.28	$12.18	$13.39	$13.03	$12.95

$13.25	$12.49	$13.39	$13.00	$13.06

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2017

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Investment Income
Interest income	$15,624,727	$6,103,445
Expenses (Notes 1 and 5):
Advisory fees	1,937,369	834,802
Distribution plan expenses-Class A	912,320	405,095
Distribution plan expenses-Class B (a)	4,827	10,246
Shareholder servicing costs - Class A	170,194	101,607
Shareholder servicing costs - Class B (a)	575	1,028
Shareholder servicing costs - Advisor Class	10,952	6,999
Shareholder servicing costs - Institutional Class	173	2
Professional fees	67,525	26,500
Registration fees	44,001	37,000
Custodian fees	15,016	11,402
Reports to shareholders	16,827	11,321
Trustees' fees	20,320	8,677
Other expenses	27,936	15,693
Total expenses	3,228,035	1,470,372
Less: Expenses waived	(147,552)	(69,567)
Less: Expenses paid indirectly	(3,140)	(3,413)
Net expenses	3,077,343	1,397,392
Net investment income	12,547,384	4,706,053

Realized and Unrealized Gain (Loss) on Investments (Note 4):
Net realized gain (loss) on investments	351,197	464,221
Net unrealized appreciation (depreciation) of investments	(471,265)	1,483,653
Net gain (loss) on investments	(120,068)	1,947,874
Net Increase in Net Assets Resulting from Operations	$12,427,316	$6,653,927

(a)	California Class B shares were liquidated on April 12, 2017.

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$1,201,479	$739,347	$534,611	$447,413	$444,071

167,774	105,214	72,667	57,712	60,756
75,087	51,676	34,644	28,457	29,069
7	2,082	734	381	343
17,589	8,512	8,429	5,679	5,322
11	227	30	38	33
1,178	51	574	102	240
2	1	2	2	2
10,363	8,375	6,895	6,667	6,788
2,300	1,300	6,596	4,526	1,529
2,573	2,130	3,052	1,239	1,252
3,776	2,728	3,304	2,457	2,452
1,742	1,097	754	452	631
6,405	4,947	3,842	3,427	4,805
288,807	188,340	141,523	111,139	113,222
(27,962)	(17,535)	(12,110)	(9,618)	(10,126)
(653)	(281)	(168)	(32)	(149)
260,192	170,524	129,245	101,489	102,947
941,287	568,823	405,366	345,924	341,124

(24,824)	(6,499)	(444)	(22,375)	(79,944)
680,011	64,454	150,068	34,381	102,870
655,187	57,955	149,624	12,006	22,926
$1,596,474	$626,778	$554,990	$357,930	$364,050

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2017

	NEW JERSEY	NEW YORK
Investment Income
Interest income	$1,077,074	$3,629,148
Expenses (Notes 1 and 5):
Advisory fees	149,191	490,039
Distribution plan expenses-Class A	71,615	231,704
Distribution plan expenses-Class B	1,886	6,262
Shareholder servicing costs - Class A	12,582	45,401
Shareholder servicing costs - Class B	211	340
Shareholder servicing costs - Advisor Class	356	1,932
Shareholder servicing costs - Institutional Class	2	2
Professional fees	8,742	18,538
Registration fees	1,300	3,426
Custodian fees	1,368	3,727
Reports to shareholders	2,006	4,584
Trustees' fees	1,548	5,076
Other expenses	5,488	10,761
Total expenses	256,295	821,792
Less: Expenses waived	(24,866)	(81,673)
Less: Expenses paid indirectly	(638)	(601)
Net expenses	230,791	739,518
Net investment income	846,283	2,889,630

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Note 4):
Net realized gain (loss) on:
Investments	6,679	(184)
Futures Contracts	—	—
Net realized gain (loss) on investments and futures contracts	6,679	(184)
Net unrealized appreciation (depreciation) on:
Investments	483,153	998,275
Futures Contracts	—	—
Net unrealized appreciation of investments and futures contracts	483,153	998,275
Net gain on investments and futures contracts	489,832	998,091
Net Increase in Net Assets Resulting from Operations	$1,336,115	$3,887,721

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$574,318	$472,566	$1,087,564	$831,571	$894,897

78,996	63,712	163,931	105,316	137,562
35,316	31,741	76,795	50,925	68,308
315	288	212	706	472
5,245	5,487	15,985	9,315	11,239
45	67	28	180	62
445	17	1,090	337	218
2	3	2	2	2
7,525	7,457	9,664	8,505	9,163
1,225	1,250	1,701	1,351	1,124
2,284	1,701	2,730	2,027	4,484
2,502	2,380	3,110	2,184	2,806
811	666	1,705	1,092	1,433
3,794	3,956	6,354	4,949	5,985
138,505	118,725	283,307	186,889	242,858
(13,165)	(10,618)	(27,321)	(17,553)	(22,926)
(142)	(95)	(658)	(207)	(385)
125,198	108,012	255,328	169,129	219,547
449,120	364,554	832,236	662,442	675,350

(233,414)	4,154	(66,681)	82,573	39,456
—	—	5,341	—	—
(233,414)	4,154	(61,340)	82,573	39,456

314,353	15,926	486,669	13,443	414,670
—	—	(4,623)	—	—
314,353	15,926	482,046	13,443	414,670
80,939	20,080	420,706	96,016	454,126
$530,059	$384,634	$1,252,942	$758,458	$1,129,476

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
	1/1/17 to 6/30/17	1/1/16 to 12/31/16
Increase (Decrease) in Net Assets From Operations
Net investment income	$12,547,384	$25,794,963
Net realized gain (loss) on investments	351,197	(1,437,988)
Net unrealized appreciation (depreciation) of investments	(471,265)	(22,633,790)
Net increase (decrease) in net assets resulting from operations	12,427,316	1,723,185

Dividends to Shareholders
Net investment income-Class A	(11,785,819)	(24,781,926)
Net investment income-Class B	(15,453)	(32,498)
Net investment income-Advisor Class	(832,337)	(1,372,247)
Net investment income-Institutional Class	(29,729)	(263,095)
Total dividends	(12,663,338)	(26,449,766)

Trust Share Transactions
Class A:
Proceeds from shares sold	33,025,577	41,456,226
Reinvestment of dividends	9,086,646	19,205,137
Cost of shares redeemed	(30,170,167)	(56,683,371)
	11,942,056	3,977,992
Class B:
Proceeds from shares sold	24,425	234,680
Reinvestment of dividends	12,715	25,118
Cost of shares redeemed	(119,918)	(269,441)
	(82,778)	(9,643)
Advisor Class:
Proceeds from shares sold	16,576,914	13,815,686
Reinvestment of dividends	777,358	1,280,245
Cost of shares redeemed	(7,315,274)	(6,909,205)
	10,038,998	8,186,726
Institutional Class:
Proceeds from shares sold	80,120	7,558,753
Reinvestment of dividends	137	262
Cost of shares redeemed	(3,824,004)	(10,855,000)
	(3,743,747)	(3,295,985)
Net increase from trust share transactions	18,154,529	8,859,090
Net increase (decrease) in net assets	17,918,507	(15,867,491)

Net Assets
Beginning of period	648,713,888	664,581,379
End of period +	$666,632,395	$648,713,888
+ Includes undistributed net investment income (deficit) of	$561,603	$677,557

(a)	California Class B shares were liquidated on April 12, 2017.

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA			CONNECTICUT
1/1/17 to 6/30/17	1/1/16 to 12/31/16	1/1/17 to 6/30/17		1/1/16 to 12/31/16	1/1/17 to 6/30/17	1/1/16 to 12/31/16

$4,706,053	$8,995,907	$941,287		$1,767,991	$568,823	$1,107,870
464,221	(1,275,517)	(24,824)		(413,117)	(6,499)	(17,276)
1,483,653	(7,596,905)	680,011		(1,550,782)	64,454	(1,040,597)
6,653,927	123,485	1,596,474		(195,908)	626,778	49,997

(4,529,844)	(8,720,727)	(867,368)		(1,664,408)	(567,422)	(1,100,939)
(27,220)	(62,650)	(19)		(157)	(5,142)	(13,245)
(106,397)	(156,430)	(111,979)		(151,265)	(3,317)	(1,087)
(107)	(208)	(119)		(236)	(102)	(200)
(4,663,568)	(8,940,015)	(979,485)		(1,816,066)	(575,983)	(1,115,471)

19,259,042	38,758,168	5,810,207		9,379,175	1,863,444	3,373,528
3,897,055	7,513,542	702,245		1,298,756	440,667	899,367
(18,437,264)	(34,491,392)	(2,931,206)		(8,880,750)	(2,148,095)	(2,750,799)
4,718,833	11,780,318	3,581,246		1,797,181	156,016	1,522,096

12,132	172,325	—		1,250	989	53,092
18,188	43,149	17		156	3,502	9,445
(378,511)	(502,805)	(2,429)(	a)	(9,301)	(138,519)	(193,518)
(348,191)	(287,331)	(2,412)		(7,895)	(134,028)	(130,981)

1,657,016	3,133,171	1,189,772		5,062,821	263,363	109,057
91,963	133,212	104,174		137,792	3,317	1,087
(1,691,131)	(1,345,697)	(1,470,953)		(1,487,469)	(18,006)	—
57,848	1,920,686	(177,007)		3,713,144	248,674	110,144

—	—	—		—	—	—
107	208	119		236	102	200
—	—	—		—	—	—
107	208	119		236	102	200
4,428,597	13,413,881	3,401,946		5,502,666	270,764	1,501,459
6,418,956	4,597,351	4,018,935		3,490,692	321,559	435,985

276,612,521	272,015,170	54,517,931		51,027,239	35,441,107	35,005,122
$283,031,477	$276,612,521	$58,536,866		$54,517,931	$35,762,666	$35,441,107
$988,754	$946,269	$(407)		$37,791	$27,638	$34,798

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
	1/1/17 to 6/30/17	1/1/16 to 12/31/16
Trust Shares Issued and Redeemed
Class A:
Sold	3,472,783	4,222,479
Issued for dividends reinvested	955,830	1,957,738
Redeemed	(3,172,442)	(5,784,053)
Net increase in Class A trust shares outstanding	1,256,171	396,164

Class B:
Sold	2,585	24,146
Issued for dividends reinvested	1,343	2,571
Redeemed	(12,677)	(27,413)
Net decrease in Class B trust shares outstanding	(8,749)	(696)

Advisor Class:
Sold	1,743,475	1,405,135
Issued for dividends reinvested	81,797	130,753
Redeemed	(770,667)	(703,214)
Net increase (decrease) in Advisor Class trust shares outstanding	1,054,605	832,674

Institutional Class:
Sold	8,469	779,001
Issued for dividends reinvested	14	27
Redeemed	(405,514)	(1,102,075)
Net increase (decrease) in Institutional Class trust shares outstanding	(397,031)	(323,047)

(a)	California Class B shares were liquidated on April 12, 2017.

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA			CONNECTICUT
1/1/17 to 6/30/17	1/1/16 to 12/31/16	1/1/17 to 6/30/17		1/1/16 to 12/31/16	1/1/17 to 6/30/17	1/1/16 to 12/31/16

1,161,406	2,266,973	459,222		718,946	140,747	248,633
234,785	439,884	55,479		99,566	33,325	66,184
(1,111,483)	(2,020,656)	(232,161)		(683,618)	(162,292)	(201,922)
284,708	686,201	282,540		134,894	11,780	112,895

737	10,097	—		96	75	3,885
1,102	2,537	1		12	264	695
(22,927)	(29,379)	(195)(	a)	(709)	(10,485)	(14,172)
(21,088)	(16,745)	(194)		(601)	(10,146)	(9,592)

99,876	183,788	94,515		386,605	20,006	8,156
5,540	7,811	8,250		10,609	252	81
(101,910)	(78,419)	(116,530)		(115,732)	(1,372)	—
3,506	113,180	(13,765)		281,482	18,886	8,237

—	—	—		—	—	—
6	12	10		18	8	15
—	—	—		—	—	—
6	12	10		18	8	15

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	MASSACHUSETTS
	1/1/17 to 6/30/17	1/1/16 to 12/31/16
Increase (Decrease) in Net Assets From Operations
Net investment income	$405,366	$770,615
Net realized (loss) gain on investments	(444)	(119,550)
Net unrealized appreciation (depreciation) of investments	150,068	(714,489)
Net increase (decrease) in net assets resulting from operations	554,990	(63,424)

Dividends to Shareholders
Net investment income-Class A	(390,263)	(727,345)
Net investment income-Class B	(1,972)	(4,476)
Net investment income-Advisor Class	(17,731)	(19,449)
Net investment income-Institutional Class	(113)	(216)
Total dividends	(410,079)	(751,486)

Trust Share Transactions
Class A:
Proceeds from shares sold	1,481,743	3,762,087
Reinvestment of dividends	307,459	586,197
Cost of shares redeemed	(1,306,106)	(2,406,569)
	483,096	1,941,715
Class B:
Proceeds from shares sold	2,400	6,400
Reinvestment of dividends	1,972	4,415
Cost of shares redeemed	—	(58,071)
	4,372	(47,256)
Advisor Class:
Proceeds from shares sold	291,918	709,014
Reinvestment of dividends	17,331	18,871
Cost of shares redeemed	(221,051)	(57,668)
	88,198	670,217
Institutional Class:
Proceeds from shares sold	—	—
Reinvestment of dividends	113	216
Cost of shares redeemed	—	—
	113	216
Net increase (decrease) from trust share transactions	575,779	2,564,892
Net increase (decrease) in net assets	720,690	1,749,982

Net Assets
Beginning of period	24,183,348	22,433,366
End of period +	$24,904,038	$24,183,348
+ Includes undistributed net investment income of	$20,454	$25,167

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
MICHIGAN		MINNESOTA		NEW JERSEY
1/1/17 to 6/30/17	1/1/16 to 12/31/16	1/1/17 to 6/30/17	1/1/16 to 12/31/16	1/1/17 to 6/30/17	1/1/16 to 12/31/16

$345,924	$739,801	$341,124	$692,532	$846,283	$1,605,000
(22,375)	(14,196)	(79,944)	119,877	6,679	(30,910)
34,381	(644,711)	102,870	(759,190)	483,153	(1,279,119)
357,930	80,894	364,050	53,219	1,336,115	294,971

(359,527)	(721,734)	(333,358)	(667,095)	(798,208)	(1,560,793)
(1,180)	(4,603)	(907)	(1,779)	(4,850)	(11,333)
(3,723)	(7,549)	(14,891)	(12,408)	(29,603)	(38,269)
(125)	(243)	(115)	(223)	(115)	(233)
(364,555)	(734,129)	(349,271)	(681,505)	(832,776)	(1,610,628)

481,557	1,231,248	1,035,687	1,489,745	1,384,067	6,535,912
269,416	530,238	269,601	542,234	650,120	1,222,135
(1,047,455)	(1,762,282)	(885,363)	(3,218,521)	(1,796,692)	(4,851,594)
(296,482)	(796)	419,925	(1,186,542)	237,495	2,906,453

—	11	—	—	2,750	118,862
1,179	4,514	906	1,778	4,044	8,723
(17,902)	(114,524)	—	—	(29,278)	(145,982)
(16,723)	(109,999)	906	1,778	(22,484)	(18,397)

109,340	271,548	373,866	357,184	786,392	688,505
3,587	3,713	14,660	12,404	26,653	32,748
(40,936)	(187,731)	(38,336)	(30,860)	(262,657)	(262,216)
71,991	87,530	350,190	338,728	550,388	459,037

—	—	—	—	—	—
125	243	115	223	115	233
—	—	—	—	—	—
125	243	115	223	115	233
(241,089)	(23,022)	771,136	(845,813)	765,514	3,347,326
(247,714)	(676,257)	785,915	(1,474,099)	1,268,853	2,031,669

19,409,893	20,086,150	20,032,646	21,506,745	49,386,699	47,355,030
$19,162,179	$19,409,893	$20,818,561	$20,032,646	$50,655,552	$49,386,699
$28,270	$46,901	$4,686	$12,833	$15,517	$2,010

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	MASSACHUSETTS
	1/1/17 to 6/30/17	1/1/16 to 12/31/16
Trust Shares Issued and Redeemed
Class A:
Sold	126,077	311,961
Issued for dividends reinvested	26,171	48,488
Redeemed	(111,323)	(199,102)
Net increase (decrease) in Class A trust shares outstanding	40,925	161,347

Class B:
Sold	205	529
Issued for dividends reinvested	168	366
Redeemed	—	(4,763)
Net increase (decrease) in Class B trust shares outstanding	373	(3,868)

Advisor Class:
Sold	24,829	58,306
Issued for dividends reinvested	1,472	1,563
Redeemed	(18,798)	(4,753)
Net increase in Advisor Class trust shares outstanding	7,503	55,116

Institutional Class:
Sold	—	—
Issued for dividends reinvested	10	18
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	10	18

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
MICHIGAN		MINNESOTA		NEW JERSEY
1/1/17 to 6/30/17	1/1/16 to 12/31/16	1/1/17 to 6/30/17	1/1/16 to 12/31/16	1/1/17 to 6/30/17	1/1/16 to 12/31/16

40,265	100,448	86,495	121,494	108,332	501,808
22,508	43,003	22,555	44,164	50,863	93,218
(87,416)	(143,549)	(74,094)	(260,825)	(140,488)	(369,521)
(24,643)	(98)	34,956	(95,167)	18,707	225,505

—	1	—	—	217	9,055
99	367	76	146	318	668
(1,500)	(9,360)	—	—	(2,314)	(11,151)
(1,401)	(8,992)	76	146	(1,779)	(1,428)

9,104	21,788	31,395	29,323	61,696	52,647
299	301	1,226	1,014	2,088	2,504
(3,415)	(15,595)	(3,211)	(2,500)	(20,584)	(19,930)
5,988	6,494	29,410	27,837	43,200	35,221

—	—	—	—	—	—
10	19	10	18	9	18
—	—	—	—	—	—
10	19	10	18	9	18

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	NEW YORK
	1/1/17 to 6/30/17	1/1/16 to 12/31/16
Increase (Decrease) in Net Assets From Operations
Net investment income	$2,889,630	$5,625,488
Net realized gain (loss) on investments	(184)	(672,589)
Net unrealized appreciation (depreciation) of investments	998,275	(4,761,868)
Net increase (decrease) in net assets resulting from operations	3,887,721	191,031

Dividends to Shareholders
Net investment income-Class A	(2,847,758)	(5,366,934)
Net investment income-Class B	(18,569)	(35,758)
Net investment income-Advisor Class	(148,923)	(255,903)
Net investment income-Institutional Class	(121)	(240)
Total dividends	(3,015,371)	(5,658,835)

Trust Share Transactions
Class A:
Proceeds from shares sold	10,941,137	21,393,098
Reinvestment of dividends	2,216,588	4,088,003
Cost of shares redeemed	(7,045,170)	(12,312,376)
	6,112,555	13,168,725
Class B:
Proceeds from shares sold	3,500	333,591
Reinvestment of dividends	11,783	27,513
Cost of shares redeemed	(30,474)	(225,437)
	(15,191)	135,667
Advisor Class:
Proceeds from shares sold	1,646,741	1,950,194
Reinvestment of dividends	145,011	248,711
Cost of shares redeemed	(1,187,016)	(985,376)
	604,736	1,213,529
Institutional Class:
Proceeds from shares sold	—	—
Reinvestment of dividends	121	240
Cost of shares redeemed	—	—
	121	240
Net increase (decrease) from trust share transactions	6,702,221	14,518,161
Net increase (decrease) in net assets	7,574,571	9,050,357

Net Assets
Beginning of period	160,705,049	151,654,692
End of period +	$168,279,620	$160,705,049
+ Includes undistributed net investment income of	$31,646	$157,387

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA		OHIO
1/1/17 to 6/30/17	1/1/16 to 12/31/16	1/1/17 to 6/30/17	1/1/16 to 12/31/16

$449,120	$757,217	$364,554	$713,372
(233,414)	(6,941)	4,154	19,710
314,353	(859,635)	15,926	(691,325)
530,059	(109,359)	384,634	41,757

(403,774)	(720,829)	(357,037)	(701,133)
(895)	(2,067)	(666)	(1,661)
(50,130)	(34,774)	(222)	(356)
(113)	(232)	(102)	(197)
(454,912)	(757,902)	(358,027)	(703,347)

3,953,687	4,210,357	910,569	1,400,182
327,658	577,221	280,318	565,261
(1,318,180)	(2,554,732)	(1,387,685)	(1,424,792)
2,963,165	2,232,846	(196,798)	540,651

—	—	600	1,200
767	1,869	660	1,661
(15,338)	(12,413)	(33,810)	(1,337)
(14,571)	(10,544)	(32,550)	1,524

2,576,894	4,099,652	9,343	—
49,112	34,089	214	356
(821,528)	(1,889,988)	—	—
1,804,478	2,243,753	9,557	356

—	—	—	—
113	232	102	197
—	—	—	—
113	232	102	197
4,753,185	4,466,287	(219,689)	542,728
4,828,332	3,599,026	(193,082)	(118,862)

23,879,535	20,280,509	21,544,036	21,662,898
$28,707,867	$23,879,535	$21,350,954	$21,544,036
$492	$6,284	$75,255	$68,728

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	NEW YORK
	1/1/17 to 6/30/17	1/1/16 to 12/31/16
Trust Shares Issued and Redeemed
Class A:
Sold	766,634	1,458,777
Issued for dividends reinvested	155,314	278,290
Redeemed	(493,491)	(837,087)
Net increase (decrease) in Class A trust shares outstanding	428,457	899,980

Class B:
Sold	245	22,740
Issued for dividends reinvested	827	1,875
Redeemed	(2,144)	(15,590)
Net increase (decrease) in Class B trust shares outstanding	(1,072)	9,025

Advisor Class:
Sold	115,480	133,121
Issued for dividends reinvested	10,160	16,946
Redeemed	(83,109)	(66,791)
Net increase in Advisor Class trust shares outstanding	42,531	83,276

Institutional Class:
Sold	—	—
Issued for dividends reinvested	8	16
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	8	16

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA		OHIO
1/1/17 to 6/30/17	1/1/16 to 12/31/16	1/1/17 to 6/30/17	1/1/16 to 12/31/16

298,594	308,942	73,585	109,964
24,763	42,405	22,664	44,387
(100,010)	(186,390)	(112,230)	(111,832)
223,347	164,957	(15,981)	42,519

—	—	49	94
58	137	53	131
(1,157)	(904)	(2,739)	(105)
(1,099)	(767)	(2,637)	120

193,985	304,041	765	—
3,702	2,544	18	29
(61,989)	(142,658)	—	—
135,698	163,927	783	29

—	—	—	—
9	17	8	15
—	—	—	—
9	17	8	15

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	OREGON
	1/1/17 to 6/30/17	1/1/16 to 12/31/16
Increase (Decrease) in Net Assets From Operations
Net investment income	$832,236	$1,659,677
Net realized gain (loss) on investments and futures contracts	(61,340)	(202,881)
Net unrealized appreciation (depreciation) of investments and futures contracts	482,046	(1,480,147)
Net increase (decrease) in net assets resulting from operations	1,252,942	(23,351)

Distributions to Shareholders
Net investment income-Class A	(774,984)	(1,477,595)
Net investment income-Class B	(484)	(4,652)
Net investment income-Advisor Class	(58,507)	(89,871)
Net investment income-Institutional Class	(109)	(213)
Net realized gains-Class A	—	—
Net realized gains-Class B	—	—
Net realized gains-Advisor Class	—	—
Net reralized gains-Institutional Class	—	—
Total distributions	(834,084)	(1,572,331)

Trust Share Transactions
Class A:
Proceeds from shares sold	2,421,508	7,743,172
Reinvestment of distributions	637,384	1,233,364
Cost of shares redeemed	(3,301,400)	(5,005,890)
	(242,508)	3,970,646
Class B:
Proceeds from shares sold	1,260	2,520
Reinvestment of distributions	458	4,501
Cost of shares redeemed	(23,744)	(274,354)
	(22,026)	(267,333)
Advisor Class:
Proceeds from shares sold	1,393,858	1,300,311
Reinvestment of distributions	40,956	57,196
Cost of shares redeemed	(998,346)	(531,272)
	436,468	826,235
Institutional Class:
Proceeds from shares sold	—	—
Reinvestment of distributions	109	213
Cost of shares redeemed	—	—
	109	213
Net increase from trust share transactions	172,043	4,529,761
Net increase (decrease) in net assets	590,901	2,934,079

Net Assets
Beginning of period	54,591,832	51,657,753
End of period +	$55,182,733	$54,591,832
+ Includes undistributed net investment income of	$98,438	$100,286

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
PENNSYLVANIA		VIRGINIA
1/1/17 to 6/30/17	1/1/16 to 12/31/16	1/1/17 to 6/30/17	1/1/16 to 12/31/16

$662,442	$1,308,801	$675,350	$1,334,743
82,573	84,596	39,456	(388,484)
13,443	(1,171,943)	414,670	(1,102,888)
758,458	221,454	1,129,476	(156,629)

(651,559)	(1,255,735)	(677,279)	(1,323,688)
(2,217)	(6,783)	(935)	(539)
(20,580)	(30,713)	(3,318)	(3,763)
(127)	(246)	(96)	(189)
—	(24,435)	—	—
—	(124)	—	—
—	(674)	—	—
—	(5)	—	—
(674,483)	(1,318,715)	(681,628)	(1,328,179)

2,508,734	2,837,597	2,872,200	6,858,494
403,039	797,917	463,191	915,943
(968,307)	(3,239,143)	(1,947,106)	(2,865,833)
1,943,466	396,371	1,388,285	4,908,604

1,200	52,404	35,100	50,600
1,552	5,542	931	485
(46,719)	(144,926)	(4,708)	(15,981)
(43,967)	(86,980)	31,323	35,104

166,573	401,187	81,459	105,795
15,497	26,359	2,271	2,954
(54,692)	(52,107)	(54,406)	(16,917)
127,378	375,439	29,324	91,832

—	—	—	—
127	251	96	189
—	—	—	—
127	251	96	189
2,027,004	685,081	1,449,028	5,035,729
2,110,979	(412,180)	1,896,876	3,550,921

34,547,389	34,959,569	46,171,426	42,620,505
$36,658,368	$34,547,389	$48,068,302	$46,171,426
$61,845	$73,886	$12,154	$18,432

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	OREGON
	1/1/17 to 6/30/17	1/1/16 to 12/31/16
Trust Shares Issued and Redeemed
Class A:
Sold	180,950	560,874
Issued for distributions reinvested	47,603	89,544
Redeemed	(246,481)	(363,084)
Net increase (decrease) in Class A trust shares outstanding	(17,928)	287,334

Class B:
Sold	95	183
Issued for distributions reinvested	34	326
Redeemed	(1,789)	(19,716)
Net increase (decrease) in Class B trust shares outstanding	(1,660)	(19,207)

Advisor Class:
Sold	104,549	94,430
Issued for distributions reinvested	3,067	4,166
Redeemed	(74,879)	(38,479)
Net increase in Advisor Class trust shares outstanding	32,737	60,117

Institutional Class:
Sold	—	—
Issued for distributions reinvested	8	15
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	8	15

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
PENNSYLVANIA		VIRGINIA
1/1/17 to 6/30/17	1/1/16 to 12/31/16	1/1/17 to 6/30/17	1/1/16 to 12/31/16

192,815	212,869	221,122	516,861
30,967	59,873	35,840	68,932
(74,388)	(243,192)	(151,039)	(214,124)
149,394	29,550	105,923	371,669

93	3,929	2,751	4,001
120	418	73	37
(3,623)	(10,861)	(369)	(1,210)
(3,410)	(6,514)	2,455	2,828

12,777	29,983	6,323	7,911
1,189	1,978	176	223
(4,207)	(3,886)	(4,235)	(1,271)
9,759	28,075	2,264	6,863

—	—	—	—
10	19	7	14
—	—	—	—
10	19	7	14

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2017

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Income Fund, Tax Exempt Opportunities Fund and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). Prior to September 4, 2012, Tax Exempt Income Fund was known as Tax Exempt Fund and Tax Exempt Opportunities Fund was known as Tax Exempt Fund II. Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers and other available information in determing value. If prices are not readily available or are deemed to be unreliable, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2017

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of June 30, 2017:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	$—	$669,610,566	$—
Tax Exempt Opportunities	—	283,964,897	—
California	—	57,563,077	—
Connecticut	—	35,029,240	—
Massachusetts	—	24,514,402	—
Michigan	—	19,448,955	—
Minnesota	—	20,522,113	—
New Jersey	—	51,255,878	—
New York	—	167,505,260	—
North Carolina	—	27,744,456	—
Ohio	—	21,054,253	—
Oregon	—	54,643,918	—
Pennsylvania	—	36,375,047	—
Virginia	—	47,684,866	—

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds during the six months ended June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At December 31, 2016, capital loss carryovers were as follows:

		Year Capital Loss Carryovers Expire	Not Subject to Expiration		Capital Loss Carryovers
Fund	Total	2017	Short-Term	Long-Term	Utilized*
Tax Exempt Income	$9,204,358	$—	$8,218,944	$985,414	$43,831
Tax Exempt Opportunities	3,855,805	—	3,422,852	432,953	755,789
California	1,022,400	—	467,730	554,670	31,739
Connecticut	420,602	—	90,756	329,846	40,734
Massachusetts	513,600	—	291,472	222,128	23,798
Michigan	5,445	—	—	5,445	32,497
Minnesota	89,894	—	89,894	—	119,877
New Jersey	411,378	—	—	411,378	87,949
New York	3,379,384	634,149	1,180,638	1,564,597	96,468
North Carolina	285,609	—	42,852	242,757	41,051
Ohio	145,677	—	145,677	—	98,149
Oregon	1,213,396	—	603,407	609,989	8,272
Pennsylvania	—	—	—	—	59,364
Virginia	1,298,724	289,554	508,158	501,012	26,883

*	During the year ended December 31, 2016, the Funds utilized capital loss carryovers in the amounts indicated.

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 – 2016, or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2017

Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, post-October losses and net operating losses.

D. Expense Allocation/Class Allocation—Expenses directly charged or attributable to a Fund or Class are paid from the assets of that Fund or Class, respectively. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on, the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. For the six months ended June 30, 2017, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $10,562 against custodian charges based on uninvested cash balances of the Funds.

F. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. At June 30, 2017, none of the funds held investments in futures contracts; however, during the six months ended June 30, 2017, Oregon held investments in futures contracts.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2017

obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the six months ended June 30, 2017, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their bond portfolios. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the six months ended June 30, 2017, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the six months ended June 30, 2017, the Funds had no investments in MMD Rate Locks.

For the six months ended June 30, 2017, the effect of derivative instruments in the Statement of Operations is as follows:

Fund	Net Realized Gain on Futures Contracts	Net Unrealized Loss on Futures Contracts
Oregon	$5,341	$(4,623)

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital— The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”), except for California Tax Exempt Fund whose Class B shares were liquidated on April 12, 2017. Institutional Class and Advisor Class shares were made available for sale to the public starting May 1, 2013 and October 1, 2013, respectively. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions, except that expenses allocated to a Class may be borne solely by that Class as determined by the Board and a Class may have exclusive voting rights with respect to matters affecting only that Class. The shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 4.00% of the amount invested (effective January 31, 2017, the maximum sales charge on Class A shares was changed from 5.75% to 4.00%) and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and shareholder servicing costs) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

3. Concentration of Credit Risk— The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2017

4. Security Transactions—For the six months ended June 30, 2017, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

Fund	Cost of Purchases	Proceeds of Sales
Tax Exempt Income	$156,412,423	$137,857,463
Tax Exempt Opportunities	73,873,864	70,574,827
California	8,564,375	5,968,355
Connecticut	4,264,848	3,521,883
Massachusetts	3,452,716	2,754,713
Michigan	2,883,779	2,500,033
Minnesota	1,957,143	1,963,950
New Jersey	14,164,949	12,418,929
New York	34,651,416	26,448,139
North Carolina	9,826,632	6,897,296
Ohio	2,852,333	3,047,917
Oregon	12,424,448	12,592,147
Pennsylvania	6,984,443	5,130,259
Virginia	10,916,142	9,103,803

At June 30, 2017, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Tax Exempt Income	$624,417,798	$45,371,263	$178,495	$45,192,768
Tax Exempt Opportunities	263,613,096	20,377,983	26,182	20,351,801
California	53,170,129	4,392,948	—	4,392,948
Connecticut	33,361,545	1,691,081	23,386	1,667,695
Massachusetts	22,641,979	1,874,311	1,888	1,872,423
Michigan	18,155,649	1,293,306	—	1,293,306
Minnesota	19,430,219	1,092,972	1,078	1,091,894
New Jersey	47,830,917	3,427,773	2,812	3,424,961
New York	155,627,054	11,887,608	9,402	11,878,206
North Carolina	26,285,199	1,463,743	4,486	1,459,257
Ohio	19,801,163	1,253,090	—	1,253,090
Oregon	51,145,984	3,498,752	818	3,497,934
Pennsylvania	33,965,403	2,411,063	1,419	2,409,644
Virginia	44,986,988	2,702,242	4,364	2,697,878

5. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO, its underwriter, Foresters Financial Services, Inc. (“FFS”) and /or its transfer agent, Foresters Investor Services (“FIS”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended June 30, 2017, total trustees’ fees accrued by the Funds amounted to $46,004.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the six months ended June 30, 2017, FIMCO has voluntarily waived advisory fees in excess of .55% for the Tax Exempt Income and Tax Exempt Opportunities Funds, and .50% for each of the Single State Tax Exempt Funds. For the six months ended June 30, 2017, advisory fees accrued by the Funds to FIMCO were $4,425,041 of which $492,592 was voluntarily waived by FIMCO as noted above.

For the six months ended June 30, 2017, FFS, as underwriter, received $1,471,835 in commissions from the sale of shares of the Funds after allowing $243,923 to other dealers. Shareholder servicing costs included $351,174 in transfer agent fees accrued to FIS.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FFS a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2017, total distribution plan fees accrued to FFS by the Funds amounted to $2,131,513.

6. Subsequent Events—Subsequent events occurring after June 30, 2017 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding , total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
TAX EXEMPT INCOME FUND (a)
Class A
2012	$9.97	$.408		$.304	$.712	$.412	—	$.412	$10.27
2013	10.27	.398		(.719)	(.321)	.389	—	.389	9.56
2014	9.56	.395(b	)	.444	.839	.389	—	.389	10.01
2015	10.01	.392(b	)	(.143)	.249	.389	—	.389	9.87
2016	9.87	.379(b	)	(.360)	.019	.389	—	.389	9.50
2017(c)	9.50	.181(b	)	.002	.183	.183	—	.183	9.50
Class B
2012	9.95	.358		.294	.652	.342	—	.342	10.26
2013	10.26	.327		(.728)	(.401)	.319	—	.319	9.54
2014	9.54	.320(b	)	.449	.769	.319	—	.319	9.99
2015	9.99	.315(b	)	(.156)	.159	.319	—	.319	9.83
2016	9.83	.302(b	)	(.353)	(.051)	.319	—	.319	9.46
2017(c)	9.46	.145(b	)	.005	.150	.150	—	.150	9.46
Advisor Class
2013(d)	10.31	.241		(.753)	(.512)	.258	—	.258	9.54
2014	9.54	.422(b	)	.442	.864	.404	—	.404	10.00
2015	10.00	.421(b	)	(.147)	.274	.414	—	.414	9.86
2016	9.86	.408(b	)	(.354)	.054	.414	—	.414	9.50
2017(c)	9.50	.195(b	)	.000	.195	.195	—	.195	9.50
Institutional Class
2013(d)	10.31	.280		(.762)	(.482)	.258	—	.258	9.57
2014	9.57	.437(b	)	.427	.864	.404	—	.404	10.03
2015	10.03	.421(b	)	(.157)	.264	.414	—	.414	9.88
2016	9.88	.410(b	)	(.416)	(.006)	.414	—	.414	9.46
2017(c)	9.46	.204(b	)	.001	.205	.195	—	.195	9.47

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
Total Return*		Net Assets End of Period (in thousands)	Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
			Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

7.23%		$723,256	.95%		.96%		3.99%		1.00%		3.94%		10%
(3.18)		640,625	.96		.96		4.01		1.00		3.97		12
8.88		645,294	.95		.95		3.99		1.00		3.94		11
2.53		627,297	.95		.95		3.95		1.00		3.90		11
.14		607,985	.96		.96		3.86		1.00		3.82		18
1.94	††	619,726	.96	†	.96	†	3.84	†	1.01	†	3.79	†	21	††

6.62		1,610	1.65		1.66		3.29		1.70		3.24		10
(3.96)		1,431	1.70		1.70		3.28		1.74		3.24		12
8.14		1,403	1.70		1.70		3.24		1.75		3.19		11
1.62		1,067	1.72		1.72		3.19		1.76		3.15		11
(.58)		1,020	1.73		1.73		3.09		1.77		3.05		18
1.60	††	937	1.73	†	1.73	†	3.08	†	1.78	†	3.03	†	21	††

(4.97	)††	1	.81	†	.81	†	4.16	†	.85	†	4.12	†	12
9.17		18,887	.64		.64		4.24		.68		4.20		11
2.80		29,094	.64		.64		4.26		.69		4.21		11
.50		35,947	.65		.65		4.16		.69		4.12		18
2.06	††	45,963	.66	†	.66	†	4.13	†	.71	†	4.08	†	21	††

(4.68	)††	1	.66	†	.66	†	4.31	†	.70	†	4.27	†	12
9.14		5,667	.63		.63		4.36		.67		4.32		11
2.69		7,124	.63		.63		4.25		.67		4.21		11
(.13)		3,762	.64		.64		4.15		.68		4.11		18
2.18	††	6	.58	†	.58	†	4.35	†	.68	†	4.25	†	21	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
TAX EXEMPT OPPORTUNITIES FUND (e)
Class A
2012	$16.32	$.541		$.901	$1.442	$.547	$.055	$.602	$17.16
2013	17.16	.539		(1.381)	(.842)	.508	—	.508	15.81
2014	15.81	.552(b	)	1.241	1.793	.533	—	.533	17.07
2015	17.07	.548(b	)	(.032)	.516	.546	—	.546	17.04
2016	17.04	.555(b	)	(.523)	.032	.552	—	.552	16.52
2017(c)	16.52	.278(b	)	.118	.396	.276	—	.276	16.64
Class B
2012	16.31	.428		.888	1.316	.441	.055	.496	17.13
2013	17.13	.437		(1.395)	(.958)	.402	—	.402	15.77
2014	15.77	.429(b	)	1.238	1.667	.427	—	.427	17.01
2015	17.01	.421(b	)	(.037)	.384	.434	—	.434	16.96
2016	16.96	.428(b	)	(.524)	(.096)	.434	—	.434	16.43
2017(c)	16.43	.220(b	)	.117	.337	.217	—	.217	16.55
Advisor Class
2013(d)	17.30	.338		(1.510)	(1.172)	.338	—	.338	15.79
2014	15.79	.583(b	)	1.221	1.804	.544	—	.544	17.05
2015	17.05	.579(b	)	(.025)	.554	.564	—	.564	17.04
2016	17.04	.582(b	)	(.532)	.050	.570	—	.570	16.52
2017(c)	16.52	.291(b	)	.114	.405	.285	—	.285	16.64
Institutional Class
2013(d)	17.30	.385		(1.507)	(1.122)	.338	—	.338	15.84
2014	15.84	.568(b	)	1.246	1.814	.544	—	.544	17.11
2015	17.11	.590(b	)	(.046)	.544	.564	—	.564	17.09
2016	17.09	.609(b	)	(.529)	.080	.570	—	.570	16.60
2017(c)	16.60	.304(b	)	.121	.425	.285	—	.285	16.74

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
Total Return*		Net Assets End of Period (in thousands)	Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed				Portfolio Turnover Rate
			Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income

8.92%		$294,784	1.00%		1.00%		3.17%		1.05%		3.12%		90%
(4.97)		258,898	1.01		1.01		3.27		1.06		3.22		84
11.46		265,621	.99		.99		3.31		1.04		3.26		70
3.08		265,258	.99		.99		3.23		1.04		3.18		59
.13		268,466	1.00		1.00		3.24		1.05		3.19		50
2.41	††	275,117	1.00	†	1.00	†	3.38	†	1.05	†	3.33	†	25	††

8.14		4,220	1.70		1.70		2.47		1.75		2.42		90
(5.65)		2,891	1.73		1.73		2.53		1.78		2.48		84
10.66		2,779	1.72		1.72		2.59		1.77		2.54		70
2.29		2,587	1.73		1.73		2.49		1.78		2.44		59
(.62)		2,231	1.73		1.73		2.51		1.78		2.46		50
2.06	††	1,897	1.73	†	1.73	†	2.66	†	1.78	†	2.61	†	25	††

(6.78	)††	1	.84	†	.84	†	3.44	†	.89	†	3.39	†	84
11.55		3,684	.78		.78		3.46		.83		3.41		70
3.31		4,165	.81		.81		3.41		.86		3.36		59
.23		5,909	.84		.84		3.40		.89		3.35		50
2.47	††	6,011	.85	†	.85	†	3.53	†	.90	†	3.48	†	25	††

(6.49	)††	1	.69	†	.69	†	3.59	†	.74	†	3.54	†	84
11.57		1	.66		.66		3.64		.71		3.59		70
3.24		6	.66		.66		3.56		.71		3.51		59
.41		6	.69		.69		3.55		.74		3.50		50
2.58	††	6	.70	†	.70	†	3.68	†	.75	†	3.63	†	25	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA FUND
Class A
2012	$12.37	$.449		$.595	$1.044	$.454	—	$.454	$12.96
2013	12.96	.426(b	)	(.798)	(.372)	.408	—	.408	12.18
2014	12.18	.448(b	)	.831	1.279	.439	—	.439	13.02
2015	13.02	.435(b	)	.007	.442	.442	—	.442	13.02
2016	13.02	.430(b	)	(.428)	.002	.442	—	.442	12.58
2017(c)	12.58	.209(b	)	.149	.358	.218	—	.218	12.72
Advisor Class
2013(d)	13.07	.265(b	)	(.905)	(.640)	.270	—	.270	12.16
2014	12.16	.481(b	)	.824	1.305	.465	—	.465	13.00
2015	13.00	.472(b	)	.004	.476	.486	—	.486	12.99
2016	12.99	.470(b	)	(.424)	.046	.486	—	.486	12.55
2017(c)	12.55	.229(b	)	.150	.379	.239	—	.239	12.69
Institutional Class
2013(d)	13.07	.311(b	)	(.911)	(.600)	.270	—	.270	12.20
2014	12.20	.456(b	)	.849	1.305	.465	—	.465	13.04
2015	13.04	.459(b	)	(.013)	.446	.486	—	.486	13.00
2016	13.00	.466(b	)	(.430)	.036	.486	—	.486	12.55
2017(c)	12.55	.227(b	)	.152	.379	.239	—	.239	12.69

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
Total Return*		Net Assets End of Period (in thousands)	Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed				Portfolio Turnover Rate
			Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income

8.53%		$47,811	1.01%		1.01%		3.49%		1.06%		3.44%		26%
(2.91)		46,231	1.00		1.00		3.41		1.06		3.35		56
10.62		47,909	.99		.99		3.51		1.06		3.44		47
3.46		48,610	.97		.97		3.36		1.05		3.28		76
(.06)		48,658	.95		.95		3.29		1.05		3.19		42
2.86	††	52,790	.97	†	.97	†	3.33	†	1.07	†	3.23	†	11	††

(4.89	)††	1	.85	†	.85	†	3.56	†	.91	†	3.50	†	56
10.86		804	.69		.69		3.73		.76		3.66		47
3.74		2,400	.66		.66		3.66		.75		3.57		76
.28		5,851	.62		.62		3.61		.72		3.51		42
3.05	††	5,740	.63	†	.63	†	3.66	†	.73	†	3.56	†	11	††

(4.58	)††	1	.70	†	.70	†	3.71	†	.76	†	3.65	†	56
10.82		1	.67		.67		3.83		.74		3.76		47
3.50		6	.65		.65		3.68		.73		3.60		76
.20		6	.62		.62		3.62		.72		3.52		42
3.05	††	6	.67	†	.67	†	3.63	†	.77	†	3.53	†	11	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
CONNECTICUT FUND
Class A
2012	$13.74	$.472		$.423	$.895	$.473	$.092	$.565	$14.07
2013	14.07	.464		(1.041)	(.577)	.463	—	.463	13.03
2014	13.03	.451(b	)	.687	1.138	.458	—	.458	13.71
2015	13.71	.447(b	)	(.115)	.332	.432	—	.432	13.61
2016	13.61	.429(b	)	(.407)	.022	.432	—	.432	13.20
2017(c)	13.20	.213(b	)	.023	.236	.216	—	.216	13.22
Class B
2012	13.73	.372		.416	.788	.376	.092	.468	14.05
2013	14.05	.364		(1.038)	(.674)	.366	—	.366	13.01
2014	13.01	.352(b	)	.686	1.038	.358	—	.358	13.69
2015	13.69	.348(b	)	(.114)	.234	.324	—	.324	13.60
2016	13.60	.328(b	)	(.404)	(.076)	.324	—	.324	13.20
2017(c)	13.20	.163(b	)	.019	.182	.162	—	.162	13.22
Advisor Class
2013(d)	14.08	.283		(1.045)	(.762)	.308	—	.308	13.01
2014	13.01	.363(b	)	.745	1.108	.458	—	.458	13.66
2015	13.66	.437(b	)	(.169)	.268	.438	—	.438	13.49
2016	13.49	.449(b	)	(.391)	.058	.438	—	.438	13.11
2017(c)	13.11	.231(b	)	.018	.249	.219	—	.219	13.14
Institutional Class
2013(d)	14.08	.337		(1.049)	(.712)	.308	—	.308	13.06
2014	13.06	.479(b	)	.689	1.168	.458	—	.458	13.77
2015	13.77	.477(b	)	(.139)	.338	.438	—	.438	13.67
2016	13.67	.469(b	)	(.401)	.068	.438	—	.438	13.30
2017(c)	13.30	.236(b	)	.013	.249	.219	—	.219	13.33

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
Total Return*		Net Assets End of Period (in thousands)	Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed				Portfolio Turnover Rate
			Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income

6.58%		$35,957	1.00%		1.00%		3.35%		1.05%		3.30%		24%
(4.16)		32,100	1.01		1.01		3.43		1.07		3.37		23
8.83		34,767	.99		.99		3.33		1.06		3.26		19
2.47		34,337	.97		.97		3.29		1.06		3.20		25
.12		34,811	.96		.96		3.15		1.06		3.05		15
1.80	††	35,017	.97	†	.97	†	3.25	†	1.07	†	3.15	†	10	††

5.78		764	1.70		1.70		2.65		1.75		2.60		24
(4.85)		791	1.74		1.74		2.70		1.80		2.64		23
8.05		837	1.72		1.72		2.60		1.79		2.53		19
1.74		651	1.70		1.70		2.56		1.79		2.47		25
(.60)		505	1.70		1.70		2.41		1.80		2.31		15
1.39	††	372	1.72	†	1.72	†	2.49	†	1.82	†	2.39	†	10	††

(5.43	)††	1	.87	†	.87	†	3.57	†	.93	†	3.51	†	23
8.61		6	.85		.85		3.47		.92		3.40		19
2.00		11	.83		.83		3.43		.92		3.34		25
.39		119	.70		.70		3.35		.80		3.25		15
1.91	††	367	.67	†	.67	†	3.53	†	.77	†	3.43	†	10	††

(5.07	)††	1	.72	†	.72	†	3.72	†	.78	†	3.66	†	23
9.04		1	.68		.68		3.64		.75		3.57		19
2.50		6	.66		.66		3.60		.75		3.51		25
.46		6	.68		.68		3.43		.78		3.33		15
1.88	††	6	.64	†	.64	†	3.58	†	.74	†	3.48	†	10	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
MASSACHUSETTS FUND
Class A
2012	$12.08	$.418		$.426	$.844	$.418	$.066	$.484	$12.44
2013	12.44	.392		(.944)	(.552)	.408	—	.408	11.48
2014	11.48	.395(b	)	.699	1.094	.394	—	.394	12.18
2015	12.18	.390(b	)	(.092)	.298	.388	—	.388	12.09
2016	12.09	.401(b	)	(.410)	(.009)	.391	—	.391	11.69
2017(c)	11.69	.195(b	)	.072	.267	.197	—	.197	11.76
Class B
2012	12.08	.374		.372	.746	.340	.066	.406	12.42
2013	12.42	.373		(1.003)	(.630)	.330	—	.330	11.46
2014	11.46	.309(b	)	.706	1.015	.315	—	.315	12.16
2015	12.16	.305(b	)	(.099)	.206	.306	—	.306	12.06
2016	12.06	.319(b	)	(.410)	(.091)	.309	—	.309	11.66
2017(c)	11.66	.155(b	)	.081	.236	.156	—	.156	11.74
Advisor Class
2013(d)	12.47	.243		(.982)	(.739)	.271	—	.271	11.46
2014	11.46	.425(b	)	.703	1.128	.408	—	.408	12.18
2015	12.18	.424(b	)	(.080)	.344	.414	—	.414	12.11
2016	12.11	.431(b	)	(.401)	.030	.420	—	.420	11.72
2017(c)	11.72	.210(b	)	.073	.283	.213	—	.213	11.79
Institutional Class
2013(d)	12.47	.275		(.984)	(.709)	.271	—	.271	11.49
2014	11.49	.419(b	)	.709	1.128	.408	—	.408	12.21
2015	12.21	.423(b	)	(.109)	.314	.414	—	.414	12.11
2016	12.11	.440(b	)	(.410)	.030	.420	—	.420	11.72
2017(c)	11.72	.214(b	)	.079	.293	.213	—	.213	11.80

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
Total Return*		Net Assets End of Period (in thousands)	Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed				Portfolio Turnover Rate
			Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income

7.05%		$25,802	1.04%		1.04%		3.36%		1.09%		3.31%		44%
(4.49)		22,164	1.07		1.07		3.29		1.13		3.23		52
9.63		22,580	1.08		1.08		3.30		1.15		3.23		11
2.49		21,947	1.05		1.05		3.22		1.13		3.14		14
(.14)		23,111	1.03		1.03		3.31		1.13		3.21		14
2.30	††	23,733	1.07	†	1.07	†	3.34	†	1.17	†	3.24	†	11	††

6.22		337	1.74		1.74		2.66		1.79		2.61		44
(5.13)		230	1.79		1.79		2.57		1.85		2.51		52
8.93		231	1.79		1.79		2.58		1.86		2.51		11
1.72		197	1.74		1.74		2.53		1.83		2.44		14
(.81)		145	1.71		1.71		2.64		1.81		2.54		14
2.03	††	151	1.74	†	1.74	†	2.67	†	1.84	†	2.57	†	11	††

(5.93	)††	1	.91	†	.91	†	3.45	†	.97	†	3.39	†	52
9.95		69	.78		.78		3.51		.85		3.44		11
2.88		283	.76		.76		3.51		.85		3.42		14
.19		920	.73		.73		3.56		.83		3.46		14
2.43	††	1,014	.82	†	.82	†	3.60	†	.92	†	3.50	†	11	††

(5.69	)††	1	.76	†	.76	†	3.60	†	.82	†	3.54	†	52
9.91		1	.75		.75		3.63		.82		3.56		11
2.62		6	.72		.72		3.55		.80		3.47		14
.19		6	.71		.71		3.63		.81		3.53		14
2.52	††	6	.75	†	.75	†	3.66	†	.85	†	3.56	†	11	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
MICHIGAN FUND
Class A
2012	$12.45	$.452		$.439	$.891	$.448	$.033	$.481	$12.86
2013	12.86	.451		(1.188)	(.737)	.443	—	.443	11.68
2014	11.68	.448(b	)	.790	1.238	.448	—	.448	12.47
2015	12.47	.458(b	)	(.118)	.340	.450	—	.450	12.36
2016	12.36	.453(b	)	(.393)	.060	.450	—	.450	11.97
2017(c)	11.97	.214(b	)	.001	.215	.225	—	.225	11.96
Class B
2012	12.43	.362		.445	.807	.364	.033	.397	12.84
2013	12.84	.363		(1.184)	(.821)	.359	—	.359	11.66
2014	11.66	.361(b	)	.773	1.134	.364	—	.364	12.43
2015	12.43	.369(b	)	(.113)	.256	.366	—	.366	12.32
2016	12.32	.365(b	)	(.399)	(.034)	.366	—	.366	11.92
2017(c)	11.92	.169(b	)	.004	.173	.183	—	.183	11.91
Advisor Class
2013(d)	12.79	.291		(1.118)	(.827)	.293	—	.293	11.67
2014	11.67	.485(b	)	.831	1.316	.466	—	.466	12.52
2015	12.52	.482(b	)	(.112)	.370	.480	—	.480	12.41
2016	12.41	.489(b	)	(.409)	.080	.480	—	.480	12.01
2017(c)	12.01	.228(b	)	.002	.230	.240	—	.240	12.00
Institutional Class
2013(d)	12.79	.308		(1.115)	(.807)	.293	—	.293	11.69
2014	11.69	.451(b	)	.795	1.246	.466	—	.466	12.47
2015	12.47	.478(b	)	(.128)	.350	.480	—	.480	12.34
2016	12.34	.490(b	)	(.400)	.090	.480	—	.480	11.95
2017(c)	11.95	.228(b	)	.012	.240	.240	—	.240	11.95

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
Total Return*		Net Assets End of Period (in thousands)	Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed				Portfolio Turnover Rate
			Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income

7.24%		$23,453	1.05%		1.05%		3.54%		1.10%		3.49%		28%
(5.81)		19,867	1.06		1.06		3.69		1.12		3.63		17
10.75		20,149	1.06		1.06		3.68		1.13		3.61		54
2.77		19,798	1.04		1.04		3.69		1.13		3.60		32
.44		19,160	1.04		1.04		3.67		1.14		3.57		22
1.81	††	18,857	1.05	†	1.05	†	3.60	†	1.15	†	3.50	†	13	††

6.55		259	1.75		1.75		2.84		1.80		2.79		28
(6.47)		201	1.80		1.80		2.95		1.86		2.89		17
9.83		197	1.78		1.78		2.97		1.85		2.90		54
2.09		198	1.75		1.75		2.99		1.84		2.90		32
(.33)		84	1.75		1.75		2.96		1.85		2.86		22
1.46	††	68	1.79	†	1.79	†	2.86	†	1.89	†	2.76	†	13	††

(6.48	)††	1	.90	†	.90	†	3.85	†	.96	†	3.79	†	17
11.45		37	.72		.72		3.96		.79		3.89		54
3.01		84	.83		.83		3.88		.92		3.79		32
.68		160	.76		.76		3.97		.86		3.87		22
1.85	††	232	.81	†	.81	†	3.83	†	.91	†	3.73	†	13	††

(6.32	)††	1	.75	†	.75	†	4.00	†	.81	†	3.94	†	17
10.81		1	.74		.74		4.00		.81		3.93		54
2.86		6	.72		.72		4.01		.81		3.92		32
.68		6	.74		.74		3.97		.84		3.87		22
2.02	††	6	.79	†	.79	†	3.86	†	.89	†	3.76	†	13	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
MINNESOTA FUND
Class A
2012	$12.50	$.429		$.391	$.820	$.440	—	$.440	$12.88
2013	12.88	.416		(.806)	(.390)	.420	—	.420	12.07
2014	12.07	.421(b	)	.439	.860	.420	—	.420	12.51
2015	12.51	.416(b	)	(.179)	.237	.417	—	.417	12.33
2016	12.33	.415(b	)	(.397)	.018	.408	—	.408	11.94
2017(c)	11.94	.199(b	)	.015	.214	.204	—	.204	11.95
Class B
2012	12.49	.311		.421	.732	.362	—	.362	12.86
2013	12.86	.336		(.824)	(.488)	.342	—	.342	12.03
2014	12.03	.322(b	)	.440	.762	.342	—	.342	12.45
2015	12.45	.322(b	)	(.177)	.145	.335	—	.335	12.26
2016	12.26	.322(b	)	(.390)	(.068)	.312	—	.312	11.88
2017(c)	11.88	.154(b	)	.012	.166	.156	—	.156	11.89
Advisor Class
2013(d)	12.89	.261		(.822)	(.561)	.279	—	.279	12.05
2014	12.05	.447(b	)	.437	.884	.434	—	.434	12.50
2015	12.50	.447(b	)	(.173)	.274	.444	—	.444	12.33
2016	12.33	.448(b	)	(.394)	.054	.444	—	.444	11.94
2017(c)	11.94	.216(b	)	.016	.232	.222	—	.222	11.95
Institutional Class
2013(d)	12.89	.287		(.818)	(.531)	.279	—	.279	12.08
2014	12.08	.445(b	)	.439	.884	.434	—	.434	12.53
2015	12.53	.442(b	)	(.188)	.254	.444	—	.444	12.34
2016	12.34	.450(b	)	(.386)	.064	.444	—	.444	11.96
2017(c)	11.96	.218(b	)	.014	.232	.222	—	.222	11.97

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
Total Return*		Net Assets End of Period (in thousands)	Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed				Portfolio Turnover Rate
			Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income

6.63%		$24,579	1.03%		1.03%		3.35%		1.08%		3.30%		5%
(3.07)		20,802	1.08		1.08		3.34		1.14		3.28		24
7.20		21,646	1.04		1.04		3.39		1.11		3.32		8
1.93		21,180	1.03		1.03		3.35		1.11		3.27		20
.11		19,381	1.01		1.01		3.37		1.11		3.27		33
1.80	††	19,814	1.03	†	1.03	†	3.36	†	1.13	†	3.26	†	10	††

5.91		79	1.73		1.73		2.65		1.78		2.60		5
(3.84)		67	1.87		1.87		2.55		1.93		2.49		24
6.39		68	1.83		1.83		2.60		1.90		2.53		8
1.18		69	1.77		1.77		2.61		1.86		2.52		20
(.59)		69	1.76		1.76		2.63		1.86		2.53		33
1.40	††	70	1.77	†	1.77	†	2.62	†	1.87	†	2.52	†	10	††

(4.35	)††	1	.93	†	.93	†	3.49	†	.99	†	3.43	†	24
7.42		141	.79		.79		3.59		.86		3.52		8
2.23		252	.76		.76		3.61		.85		3.52		20
.40		577	.74		.74		3.65		.84		3.55		33
1.96	††	928	.73	†	.73	†	3.65	†	.83	†	3.55	†	10	††

(4.12	)††	1	.78	†	.78	†	3.64	†	.84	†	3.58	†	24
7.40		1	.73		.73		3.70		.80		3.63		8
2.07		6	.72		.72		3.66		.80		3.58		20
.48		6	.73		.73		3.65		.83		3.55		33
1.95	††	6	.72	†	.72	†	3.67	†	.82	†	3.57	†	10	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
NEW JERSEY FUND
Class A
2012	$13.35	$.497		$.366	$.863	$.517	$.026	$.543	$13.67
2013	13.67	.488		(1.067)	(.579)	.491	—	.491	12.60
2014	12.60	.475(b	)	.618	1.093	.473	—	.473	13.22
2015	13.22	.460(b	)	(.181)	.279	.459	—	.459	13.04
2016	13.04	.435(b	)	(.348)	.087	.437	—	.437	12.69
2017(c)	12.69	.215(b	)	.127	.342	.212	—	.212	12.82
Class B
2012	13.34	.398		.366	.764	.428	.026	.454	13.65
2013	13.65	.403		(1.091)	(.688)	.402	—	.402	12.56
2014	12.56	.371(b	)	.630	1.001	.381	—	.381	13.18
2015	13.18	.355(b	)	(.189)	.166	.366	—	.366	12.98
2016	12.98	.331(b	)	(.336)	(.005)	.345	—	.345	12.63
2017(c)	12.63	.166(b	)	.116	.282	.162	—	.162	12.75
Advisor Class
2013(d)	13.73	.293		(1.127)	(.834)	.326	—	.326	12.57
2014	12.57	.506(b	)	.616	1.122	.492	—	.492	13.20
2015	13.20	.497(b	)	(.172)	.325	.495	—	.495	13.03
2016	13.03	.474(b	)	(.345)	.129	.479	—	.479	12.68
2017(c)	12.68	.234(b	)	.120	.354	.234	—	.234	12.80
Institutional Class
2013(d)	13.73	.342		(1.126)	(.784)	.326	—	.326	12.62
2014	12.62	.473(b	)	.629	1.102	.492	—	.492	13.23
2015	13.23	.475(b	)	(.197)	.278	.498	—	.498	13.01
2016	13.01	.471(b	)	(.337)	.134	.484	—	.484	12.66
2017(c)	12.66	.232(b	)	.122	.354	.234	—	.234	12.78

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
Total Return*		Net Assets End of Period (in thousands)	Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed				Portfolio Turnover Rate
			Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income

6.52%		$56,669	.98%		.98%		3.63%		1.03%		3.58%		24%
(4.31)		48,023	.99		.99		3.72		1.05		3.66		29
8.78		49,263	.97		.97		3.64		1.04		3.57		30
2.16		46,060	.96		.96		3.52		1.05		3.43		48
.61		47,698	.95		.95		3.31		1.05		3.21		25
2.71	††	48,420	.93	†	.93	†	3.40	†	1.03	†	3.30	†	25	††

5.77		813	1.68		1.68		2.93		1.73		2.88		24
(5.11)		645	1.74		1.74		2.96		1.80		2.90		29
8.04		534	1.76		1.76		2.85		1.83		2.78		30
1.29		423	1.76		1.76		2.73		1.84		2.65		48
(.10)		393	1.73		1.73		2.53		1.83		2.43		25
2.25	††	374	1.69	†	1.69	†	2.64	†	1.79	†	2.54	†	25	††

(6.09	)††	1	.84	†	.84	†	3.87	†	.90	†	3.81	†	29
9.04		478	.67		.67		3.86		.74		3.79		30
2.52		866	.65		.65		3.81		.74		3.72		48
.93		1,289	.64		.64		3.62		.74		3.52		25
2.81	††	1,855	.63	†	.63	†	3.70	†	.73	†	3.60	†	25	††

(5.72	)††	1	.69	†	.69	†	4.02	†	.75	†	3.96	†	29
8.83		1	.66		.66		3.95		.73		3.88		30
2.16		6	.65		.65		3.83		.74		3.74		48
.97		6	.64		.64		3.62		.74		3.52		25
2.82	††	6	.65	†	.65	†	3.68	†	.75	†	3.58	†	25	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
NEW YORK FUND
Class A
2012	$14.82	$.556		$.405	$.961	$.571	—	$.571	$15.21
2013	15.21	.535		(1.101)	(.566)	.524	—	.524	14.12
2014	14.12	.539(b	)	.712	1.251	.531	—	.531	14.84
2015	14.84	.529(b	)	(.127)	.402	.532	—	.532	14.71
2016	14.71	.528(b	)	(.486)	.042	.532	—	.532	14.22
2017(c)	14.22	.250(b	)	.081	.331	.261	—	.261	14.29
Class B
2012	14.81	.445		.414	.859	.469	—	.469	15.20
2013	15.20	.428		(1.107)	(.679)	.421	—	.421	14.10
2014	14.10	.433(b	)	.714	1.147	.427	—	.427	14.82
2015	14.82	.423(b	)	(.125)	.298	.428	—	.428	14.69
2016	14.69	.424(b	)	(.486)	(.062)	.428	—	.428	14.20
2017(c)	14.20	.200(b	)	.080	.280	.210	—	.210	14.27
Advisor Class
2013(d)	15.26	.329		(1.151)	(.822)	.348	—	.348	14.09
2014	14.09	.573(b	)	.697	1.270	.550	—	.550	14.81
2015	14.81	.572(b	)	(.118)	.454	.564	—	.564	14.70
2016	14.70	.572(b	)	(.488)	.084	.564	—	.564	14.22
2017(c)	14.22	.271(b	)	.086	.357	.277	—	.277	14.30
Institutional Class
2013(d)	15.26	.384		(1.156)	(.772)	.348	—	.348	14.14
2014	14.14	.554(b	)	.716	1.270	.550	—	.550	14.86
2015	14.86	.557(b	)	(.133)	.424	.564	—	.564	14.72
2016	14.72	.569(b	)	(.495)	.074	.564	—	.564	14.23
2017(c)	14.23	.269(b	)	.089	.358	.278	—	.278	14.31

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
Total Return*		Net Assets End of Period (in thousands)	Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed				Portfolio Turnover Rate
			Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income

6.55%		$171,448	.96%		.97%		3.66%		1.02%		3.61%		26%
(3.78)		152,201	.96		.96		3.65		1.02		3.59		45
8.96		149,367	.94		.94		3.69		1.01		3.62		28
2.76		144,162	.93		.93		3.60		1.01		3.52		36
.22		152,145	.92		.92		3.59		1.02		3.49		19
2.34	††	159,078	.91	†	.91	†	3.53	†	1.01	†	3.43	†	16	††

5.84		1,638	1.66		1.67		2.96		1.72		2.91		26
(4.52)		1,335	1.68		1.68		2.92		1.74		2.86		45
8.21		1,307	1.67		1.67		2.96		1.74		2.89		28
2.05		1,183	1.65		1.65		2.88		1.73		2.80		36
(.47)		1,272	1.61		1.61		2.89		1.71		2.79		19
1.98	††	1,264	1.61	†	1.61	†	2.83	†	1.71	†	2.73	†	16	††

(5.40	)††	1	.81	†	.81	†	3.80	†	.87	†	3.74	†	45
9.13		3,581	.64		.64		3.89		.71		3.82		28
3.13		6,304	.62		.62		3.90		.71		3.81		36
.51		7,282	.61		.61		3.89		.71		3.79		19
2.53	††	7,932	.61	†	.61	†	3.84	†	.71	†	3.74	†	16	††

(5.06	)††	1	.66	†	.66	†	3.95	†	.72	†	3.89	†	45
9.09		1	.62		.62		4.01		.69		3.94		28
2.92		6	.61		.61		3.92		.69		3.84		36
.44		6	.60		.60		3.90		.70		3.80		19
2.53	††	6	.65	†	.65	†	3.79	†	.75	†	3.69	†	16	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
NORTH CAROLINA FUND
Class A
2012	$14.00	$.503		$.415	$.918	$.518	—	$.518	$14.40
2013	14.40	.504		(1.114)	(.610)	.500	—	.500	13.29
2014	13.29	.501(b	)	.579	1.080	.500	—	.500	13.87
2015	13.87	.496(b	)	(.166)	.330	.500	—	.500	13.70
2016	13.70	.477(b	)	(.498)	(.021)	.479	—	.479	13.20
2017(c)	13.20	.222(b	)	.043	.265	.225	—	.225	13.24
Class B
2012	14.01	.410		.402	.812	.422	—	.422	14.40
2013	14.40	.407		(1.113)	(.706)	.404	—	.404	13.29
2014	13.29	.402(b	)	.572	.974	.404	—	.404	13.86
2015	13.86	.389(b	)	(.175)	.214	.404	—	.404	13.67
2016	13.67	.374(b	)	(.501)	(.127)	.383	—	.383	13.16
2017(c)	13.16	.169(b	)	.048	.217	.177	—	.177	13.20
Advisor Class
2013(d)	14.39	.326		(1.104)	(.778)	.332	—	.332	13.28
2014	13.28	.537(b	)	.570	1.107	.517	—	.517	13.87
2015	13.87	.543(b	)	(.175)	.368	.528	—	.528	13.71
2016	13.71	.510(b	)	(.479)	.031	.511	—	.511	13.23
2017(c)	13.23	.243(b	)	.050	.293	.243	—	.243	13.28
Institutional Class
2013(d)	14.39	.343		(1.101)	(.758)	.332	—	.332	13.30
2014	13.30	.511(b	)	.586	1.097	.517	—	.517	13.88
2015	13.88	.517(b	)	(.179)	.338	.528	—	.528	13.69
2016	13.69	.518(b	)	(.497)	.021	.511	—	.511	13.20
2017(c)	13.20	.241(b	)	.052	.293	.243	—	.243	13.25

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
Total Return*		Net Assets End of Period (in thousands)	Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed				Portfolio Turnover Rate
			Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income

6.63%		$27,039	1.01%		1.01%		3.51%		1.06%		3.46%		24%
(4.30)		23,349	1.02		1.02		3.64		1.08		3.58		24
8.22		19,672	1.03		1.03		3.64		1.10		3.57		11
2.42		19,983	1.02		1.02		3.60		1.10		3.52		10
(.20)		21,434	1.00		1.00		3.50		1.10		3.40		29
2.02	††	24,466	.98	†	.98	†	3.38	†	1.08	†	3.28	†	26	††

5.84		424	1.71		1.71		2.81		1.76		2.76		24
(4.96)		284	1.75		1.75		2.89		1.81		2.83		24
7.40		113	1.77		1.77		2.93		1.84		2.86		11
1.57		79	1.79		1.79		2.82		1.88		2.73		10
(.98)		66	1.76		1.76		2.75		1.86		2.65		29
1.66	††	51	1.78	†	1.78	†	2.58	†	1.88	†	2.48	†	26	††

(5.42	)††	1	.88	†	.88	†	3.78	†	.94	†	3.72	†	24
8.43		370	.72		.72		3.88		.79		3.81		11
2.69		213	.72		.72		3.92		.80		3.84		10
.18		2,374	.71		.71		3.81		.81		3.71		29
2.23	††	4,185	.67	†	.67	†	3.69	†	.77	†	3.59	†	26	††

(5.28	)††	1	.73	†	.73	†	3.93	†	.79	†	3.87	†	24
8.34		1	.72		.72		3.95		.79		3.88		11
2.48		6	.71		.71		3.91		.79		3.83		10
.10		6	.70		.70		3.80		.80		3.70		29
2.24	††	6	.70	†	.70	†	3.66	†	.80	†	3.56	†	26	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
OHIO FUND
Class A
2012	$12.68	$.464		$.330	$.794	$.467	$.007	$.474	$13.00
2013	13.00	.449		(.949)	(.500)	.440	—	.440	12.06
2014	12.06	.430(b	)	.765	1.195	.435	—	.435	12.82
2015	12.82	.431(b	)	(.130)	.301	.401	—	.401	12.72
2016	12.72	.417(b	)	(.375)	.042	.412	—	.412	12.35
2017(c)	12.35	.211(b	)	.006	.217	.207	—	.207	12.36
Class B
2012	12.68	.382		.319	.701	.384	.007	.391	12.99
2013	12.99	.361		(.954)	(.593)	.357	—	.357	12.04
2014	12.04	.320(b	)	.756	1.076	.346	—	.346	12.77
2015	12.77	.310(b	)	(.127)	.183	.273	—	.273	12.68
2016	12.68	.303(b	)	(.383)	(.080)	.280	—	.280	12.32
2017(c)	12.32	.158(b	)	.013	.171	.141	—	.141	12.35
Advisor Class
2013(d)	13.06	.279		(1.007)	(.728)	.292	—	.292	12.04
2014	12.04	.397(b	)	.758	1.155	.435	—	.435	12.76
2015	12.76	.385(b	)	(.235)	.150	.390	—	.390	12.52
2016	12.52	.406(b	)	(.372)	.034	.394	—	.394	12.16
2017(c)	12.16	.213(b	)	.005	.218	.198	—	.198	12.18
Institutional Class
2013(d)	13.06	.305		(1.003)	(.698)	.292	—	.292	12.07
2014	12.07	.459(b	)	.756	1.215	.435	—	.435	12.85
2015	12.85	.457(b	)	(.121)	.336	.396	—	.396	12.79
2016	12.79	.454(b	)	(.388)	.066	.406	—	.406	12.45
2017(c)	12.45	.229(b	)	.015	.244	.204	—	.204	12.49

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
Total Return*		Net Assets End of Period (in thousands)	Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed				Portfolio Turnover Rate
			Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income

6.32%		$24,132	1.03%		1.03%		3.57%		1.08%		3.52%		28%
(3.92)		21,506	1.04		1.04		3.58		1.10		3.52		69
10.04		22,249	1.03		1.03		3.42		1.10		3.35		81
2.39		21,571	1.01		1.01		3.38		1.10		3.29		29
.28		21,453	1.00		1.00		3.27		1.10		3.17		39
1.77	††	21,282	1.01	†	1.01	†	3.44	†	1.11	†	3.34	†	13	††

5.57		190	1.73		1.73		2.87		1.78		2.82		28
(4.63)		83	1.82		1.82		2.77		1.88		2.71		69
9.03		79	1.90		1.90		2.56		1.97		2.49		81
1.45		75	1.95		1.95		2.44		2.03		2.36		29
(.68)		74	1.92		1.92		2.34		2.02		2.24		39
1.40	††	42	1.89	†	1.89	†	2.58	†	1.99	†	2.48	†	13	††

(5.59	)††	1	.89	†	.89	†	3.73	†	.95	†	3.67	†	69
9.71		1	.89		.89		3.56		.96		3.49		81
1.19		11	.87		.87		3.52		.96		3.43		29
.21		11	.84		.84		3.44		.94		3.34		39
1.80	††	21	.92	†	.92	†	3.52	†	1.02	†	3.42	†	13	††

(5.35	)††	1	.74	†	.74	†	3.88	†	.80	†	3.82	†	69
10.20		1	.72		.72		3.73		.79		3.66		81
2.65		6	.70		.70		3.69		.79		3.60		29
.46		6	.73		.73		3.54		.83		3.44		39
1.97	††	6	.76	†	.76	†	3.69	†	.86	†	3.59	†	13	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
OREGON FUND
Class A
2012	$13.82	$.455		$.439	$.894	$.454	—	$.454	$14.26
2013	14.26	.450		(1.165)	(.715)	.445	—	.445	13.10
2014	13.10	.446(b	)	.729	1.175	.445	—	.445	13.83
2015	13.83	.429(b	)	(.105)	.324	.434	—	.434	13.72
2016	13.72	.425(b	)	(.413)	.012	.402	—	.402	13.33
2017(c)	13.33	.201(b	)	.100	.301	.201	—	.201	13.43
Class B
2012	13.79	.355		.443	.798	.358	—	.358	14.23
2013	14.23	.345		(1.166)	(.821)	.349	—	.349	13.06
2014	13.06	.339(b	)	.730	1.069	.349	—	.349	13.78
2015	13.78	.318(b	)	(.111)	.207	.337	—	.337	13.65
2016	13.65	.309(b	)	(.389)	(.080)	.300	—	.300	13.27
2017(c)	13.27	.150(b	)	.090	.240	.150	—	.150	13.36
Advisor Class
2013(d)	14.33	.276		(1.240)	(.964)	.296	—	.296	13.07
2014	13.07	.481(b	)	.715	1.196	.466	—	.466	13.80
2015	13.80	.471(b	)	(.107)	.364	.474	—	.474	13.69
2016	13.69	.467(b	)	(.401)	.066	.456	—	.456	13.30
2017(c)	13.30	.220(b	)	.098	.318	.228	—	.228	13.39
Institutional Class
2013(d)	14.33	.323		(1.237)	(.914)	.296	—	.296	13.12
2014	13.12	.460(b	)	.736	1.196	.466	—	.466	13.85
2015	13.85	.455(b	)	(.118)	.337	.477	—	.477	13.71
2016	13.71	.465(b	)	(.407)	.058	.468	—	.468	13.30
2017(c)	13.30	.218(b	)	.106	.324	.234	—	.234	13.39

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
Total Return*		Net Assets End of Period (in thousands)	Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed				Portfolio Turnover Rate
			Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income

6.51%		$53,879	1.00%		1.00%		3.19%		1.05%		3.14%		14%
(5.08)		47,716	1.00		1.00		3.29		1.06		3.23		43
9.06		47,248	.99		.99		3.27		1.06		3.20		25
2.39		49,015	.98		.98		3.13		1.06		3.05		27
.03		51,480	.95		.95		3.08		1.05		2.98		34
2.27	††	51,633	.95	†	.95	†	3.03	†	1.05	†	2.93	†	23	††

5.81		563	1.70		1.70		2.49		1.75		2.44		14
(5.83)		450	1.76		1.76		2.54		1.82		2.48		43
8.25		346	1.77		1.77		2.50		1.84		2.43		25
1.53		321	1.77		1.77		2.33		1.86		2.24		27
(.64)		57	1.75		1.75		2.24		1.85		2.14		34
1.82	††	36	1.72	†	1.72	†	2.28	†	1.82	†	2.18	†	23	††

(6.74	)††	1	.84	†	.84	†	3.45	†	.90	†	3.39	†	43
9.24		2,698	.66		.66		3.50		.73		3.43		25
2.69		2,315	.67		.67		3.44		.75		3.36		27
.42		3,048	.64		.64		3.39		.74		3.29		34
2.41	††	3,508	.66	†	.66	†	3.33	†	.76	†	3.23	†	23	††

(6.39	)††	1	.69	†	.69	†	3.60	†	.75	†	3.54	†	43
9.21		1	.66		.66		3.60		.73		3.53		25
2.48		6	.66		.66		3.45		.74		3.37		27
.36		6	.63		.63		3.39		.73		3.29		34
2.46	††	6	.69	†	.69	†	3.29	†	.79	†	3.19	†	23	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
PENNSYLVANIA FUND
Class A
2012	$13.33	$.505		$.490	$.995	$.530	$.015	$.545	$13.78
2013	13.78	.496		(1.008)	(.512)	.488	—	.488	12.78
2014	12.78	.495(b	)	.723	1.218	.488	—	.488	13.51
2015	13.51	.496(b	)	(.126)	.370	.490	—	.490	13.39
2016	13.39	.501(b	)	(.405)	.096	.496	.010	.506	12.98
2017(c)	12.98	.243(b	)	.035	.278	.248	—	.248	13.01
Class B
2012	13.32	.484		.423	.907	.442	.015	.457	13.77
2013	13.77	.423		(1.043)	(.620)	.400	—	.400	12.75
2014	12.75	.383(b	)	.728	1.111	.401	—	.401	13.46
2015	13.46	.385(b	)	(.133)	.252	.402	—	.402	13.31
2016	13.31	.392(b	)	(.400)	(.008)	.402	.010	.412	12.89
2017(c)	12.89	.185(b	)	.036	.221	.201	—	.201	12.91
Advisor Class
2013(d)	13.84	.313		(1.060)	(.747)	.323	—	.323	12.77
2014	12.77	.527(b	)	.717	1.244	.504	—	.504	13.51
2015	13.51	.534(b	)	(.127)	.407	.517	—	.517	13.40
2016	13.40	.541(b	)	(.413)	.128	.528	.010	.538	12.99
2017(c)	12.99	.262(b	)	.042	.304	.264	—	.264	13.03
Institutional Class
2013(d)	13.84	.339		(1.066)	(.727)	.323	—	.323	12.79
2014	12.79	.496(b	)	.718	1.214	.504	—	.504	13.50
2015	13.50	.523(b	)	(.136)	.387	.517	—	.517	13.37
2016	13.37	.537(b	)	(.409)	.128	.528	.010	.538	12.96
2017(c)	12.96	.263(b	)	.041	.304	.264	—	.264	13.00

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
Total Return*		Net Assets End of Period (in thousands)	Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed				Portfolio Turnover Rate
			Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income

7.56%		$40,210	1.01%		1.01%		3.69%		1.06%		3.64%		33%
(3.77)		35,056	1.00		1.00		3.74		1.07		3.67		41
9.65		36,354	.99		.99		3.72		1.06		3.65		40
2.79		34,100	.98		.98		3.69		1.06		3.61		58
.67		33,434	.97		.97		3.75		1.07		3.65		58
2.15	††	35,459	.97	†	.97	†	3.77	†	1.07	†	3.67	†	15	††

6.88		438	1.71		1.71		2.99		1.76		2.94		33
(4.56)		295	1.80		1.80		2.93		1.87		2.86		41
8.79		283	1.82		1.82		2.89		1.89		2.82		40
1.90		261	1.79		1.79		2.88		1.88		2.79		58
(.10)		169	1.78		1.78		2.95		1.88		2.85		58
1.72	††	125	1.87	†	1.87	†	2.88	†	1.97	†	2.78	†	15	††

(5.41	)††	1	.85	†	.85	†	3.89	†	.92	†	3.82	†	41
9.86		317	.71		.71		3.93		.78		3.86		40
3.07		592	.69		.69		3.98		.78		3.89		58
.92		939	.66		.66		4.05		.76		3.95		58
2.36	††	1,069	.68	†	.68	†	4.06	†	.78	†	3.96	†	15	††

(5.26	)††	1	.70	†	.70	†	4.04	†	.77	†	3.97	†	41
9.60		1	.68		.68		4.03		.75		3.96		40
2.93		6	.67		.67		4.00		.75		3.92		58
.92		6	.66		.66		4.06		.76		3.96		58
2.36	††	6	.67	†	.67	†	4.07	†	.77	†	3.97	†	15	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
VIRGINIA FUND
Class A
2012	$13.40	$.453		$.332	$.785	$.465	—	$.465	$13.72
2013	13.72	.438		(1.030)	(.592)	.438	—	.438	12.69
2014	12.69	.434(b	)	.724	1.158	.438	—	.438	13.41
2015	13.41	.419(b	)	(.142)	.277	.417	—	.417	13.27
2016	13.27	.398(b	)	(.422)	(.024)	.396	—	.396	12.85
2017(c)	12.85	.189(b	)	.132	.321	.191	—	.191	12.98
Class B
2012	13.37	.374		.309	.683	.373	—	.373	13.68
2013	13.68	.368		(1.052)	(.684)	.346	—	.346	12.65
2014	12.65	.322(b	)	.714	1.036	.346	—	.346	13.34
2015	13.34	.298(b	)	(.153)	.145	.305	—	.305	13.18
2016	13.18	.238(b	)	(.424)	(.186)	.264	—	.264	12.73
2017(c)	12.73	.138(b	)	.128	.266	.126	—	.126	12.87
Advisor Class
2013(d)	13.78	.259		(1.088)	(.829)	.291	—	.291	12.66
2014	12.66	.450(b	)	.702	1.152	.442	—	.442	13.37
2015	13.37	.432(b	)	(.138)	.294	.424	—	.424	13.24
2016	13.24	.405(b	)	(.421)	(.016)	.404	—	.404	12.82
2017(c)	12.82	.198(b	)	.129	.327	.197	—	.197	12.95
Institutional Class
2013(d)	13.78	.321		(1.090)	(.769)	.291	—	.291	12.72
2014	12.72	.441(b	)	.721	1.162	.442	—	.442	13.44
2015	13.44	.442(b	)	(.148)	.294	.424	—	.424	13.31
2016	13.31	.436(b	)	(.422)	.014	.404	—	.404	12.92
2017(c)	12.92	.209(b	)	.131	.340	.200	—	.200	13.06

*	Calculated without sales charges
**	Net of expenses waived or assumed by the investment adviser (Note 5)
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized
††	Not annualized
(a)	Prior to September 4, 2012, known as Tax Exempt Fund.
(b)	Based on average shares outstanding during the period noted.
(c)	For the period January 1, 2017 to June 30, 2017.
(d)	For the period May 1, 2013 (inception of share class) to December 31, 2013.
(e)	Prior to September 4, 2012, known as Tax Exempt Fund II.

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
Total Return*		Net Assets End of Period (in thousands)	Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed				Portfolio Turnover Rate
			Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income

5.92%		$41,169	1.01%		1.01%		3.32%		1.06%		3.27%		19%
(4.38)		39,638	1.00		1.00		3.32		1.06		3.26		38
9.23		40,448	.99		.99		3.29		1.06		3.22		38
2.11		42,491	.97		.97		3.16		1.05		3.08		26
(.24)		45,922	.94		.94		2.99		1.04		2.89		35
2.51	††	47,755	.96	†	.96	†	2.95	†	1.06	†	2.85	†	20	††

5.15		288	1.71		1.71		2.62		1.76		2.57		19
(5.06)		153	1.77		1.77		2.54		1.83		2.48		38
8.26		108	1.83		1.83		2.45		1.90		2.38		38
1.11		34	1.93		1.93		2.26		2.01		2.18		26
(1.46)		69	2.14		2.14		1.79		2.24		1.69		35
2.10	††	102	1.74	†	1.74	†	2.18	†	1.84	†	2.08	†	20	††

(6.03	)††	1	.85	†	.85	†	3.47	†	.91	†	3.41	†	38
9.21		105	.80		.80		3.40		.87		3.33		38
2.24		89	.87		.87		3.26		.96		3.17		26
(.18)		174	.86		.86		3.05		.96		2.95		35
2.57	††	206	.81	†	.81	†	3.09	†	.91	†	2.99	†	20	††

(5.59	)††	1	.70	†	.70	†	3.62	†	.76	†	3.56	†	38
9.23		1	.67		.67		3.61		.74		3.54		38
2.24		6	.65		.65		3.48		.73		3.40		26
.05		6	.67		.67		3.26		.77		3.16		35
2.65	††	6	.66	†	.66	†	3.25	†	.76	†	3.15	†	20	††

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the Single State Tax Exempt Funds comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania, and Virginia Funds, as of June 30, 2017, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the Single State Tax Exempt Funds comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania, and Virginia Funds, as of June 30, 2017, and the results of their operations, changes in their net assets, and their financial highlights for periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 28, 2017

Board Considerations of Advisory Contracts and Fees
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

The First Investors Tax Exempt Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser, on behalf of each of the Trust’s funds, can remain in effect after an initial term of no greater than two years only if they are renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled and two informal meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement. In particular, the Board and its standing committees also consider at each meeting certain of the factors that are relevant to the annual renewal of each fund’s advisory agreement, including investment performance, reports with respect to brokerage and portfolio transactions, portfolio turnover rates, compliance monitoring, and the services and support provided to each fund and its shareholders.

On April 18, 2017 (the “April Meeting”), the Independent Trustees met in person with senior management from Foresters Investment Management Company, Inc. (“FIMCO”), the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement with respect to each fund. The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in determining whether to continue the advisory agreement, and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met in executive session with Independent Legal Counsel on April 18, 2017, immediately prior to the April Meeting, to consider the continuation of the advisory agreement outside the presence of management. As part of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract approval meeting of the Board to be held on May 18, 2017 (the “May Meeting”).

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Tax Exempt Income Fund, Tax Exempt Opportunities Fund, California Tax Exempt Fund, Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Oregon Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund. The state-specific funds are collectively referred to as the “Single State Tax Exempt Funds.”

In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as a wide range of information provided specifically in relation to the renewal of the Advisory Agreement for the April Meeting and May Meeting. Information furnished at Board and/or Committee meetings

Board Considerations of Advisory Contracts and Fees
(continued) (unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by FIMCO’s Director of Fixed Income as well as each Fund’s primary portfolio manager and various reports on compliance and other services provided by FIMCO and its affiliates.

In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Broadridge Financial Solutions, Inc. (formerly, Lipper, Inc.) (hereinafter, “Broadridge”), an independent provider of investment company data, that included, among other things: (1) the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Broadridge (“Peer Group”); and (2) comparative information on each Fund’s volatility versus total return.

Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Foresters Investor Services, Inc. (“FIS”), the Funds’ affiliated transfer agent, from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. The Board also considered FIMCO’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information regarding the compensation of FIMCO’s advisory personnel; FIMCO’s investment management process; FIMCO’s compliance program; the time and attention of FIMCO’s personnel devoted to the management of the Funds; FIMCO’s cybersecurity practices and related controls and business continuity plans; and material pending, threatened or settled litigation involving FIMCO, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission. The Board also considered information provided by FIMCO on management’s initiatives for increasing Fund assets and new product development, which included enhanced sales and marketing efforts (including selling Fund shares through independent channels and increasing the size of the sales force); continuing efforts as deemed practicable to reduce expenses and improve performance of the Funds; and improving the efficiency of back-office operations and services (including a major initiative to process new business electronically). The Independent Trustees also considered a proposal at the May Meeting to increase the fees for transfer agency services provided by FIS to all classes of the funds except the Institutional Class and the resulting impact on overall expenses and profitability. In addition to evaluating, among other considerations, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance from and met separately with Independent Legal Counsel during both the April Meeting and May Meeting and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement are reasonable in relation to the services that are provided under the Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund and different Trustees may have given different weight to different factors. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts. In this connection, the Board was advised that certain key FIMCO personnel provide separately managed account services to a FIMCO-affiliated investment adviser, but that these personnel spend most of their time serving their FIMCO clients. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex. The Board also considered management’s explanation regarding the significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders, which are primarily shareholders in the broad middle market.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; and (6) the implementation of Board directives as they relate to the Funds. The Board noted that FIMCO provides not only advisory services, but historically also has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including the manner in which portfolio managers are compensated based on Fund performance. In addition, the Board considered information regarding the overall

Board Considerations of Advisory Contracts and Fees
(continued) (unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO’s affiliates, including transfer agency and distribution services. The Board took into account the fact that FIS is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, FIS can tailor its processes and services to satisfy the needs of the Funds’ shareholder base. The Board noted that the Funds’ shares are distributed primarily through Foresters Financial Services, Inc. (“FFS”), which is an affiliate of FIMCO.

Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO were appropriate and consistent with the terms of the Advisory Agreement and supported approval of the Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Broadridge. In particular, the Board reviewed the total return of each Fund over the most recent calendar year (“1-year period”) and the annualized total return over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund through April 30, 2017. The Board also reviewed the annual yield of each Fund for each of the past five calendar years. With regard to the total return and yield information, the Board considered the total return and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield, as applicable, and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield. The Board also considered FIMCO’s representations that it monitors to ensure portfolio managers invest in a manner consistent with the mandate for the Fund or Funds they manage.

On a Fund-by-Fund basis, the total return performance reports indicated, and the Board noted, that each Fund except for the North Carolina Tax Exempt Fund, Oregon Tax Exempt Fund and Virginia Tax Exempt Fund fell within one of the top three quintiles for at least one of the total return performance periods provided by Broadridge. In particular, the Board noted that: (i) the Tax Exempt Income Fund fell within the third quintile for the 1-year period and fourth quintile for the 3-year period and 5-year period; (ii) the Tax Exempt Opportunities Fund, Michigan Tax Exempt Fund, Ohio Tax Exempt Fund and Pennsylvania Tax Exempt Fund fell within the top three quintiles for the 1-year period, 3-year period and 5-year period; (iii) the California Tax Exempt Fund fell within the third quintile for the 1-year period and 5-year period and the fourth quintile for the 3-year period; (iv) the Connecticut Tax Exempt Fund fell within the third quintile, fourth quintile and second quintile for the 1-year period, 3-year period and 5-year period, respectively; (v) the Massachusetts Tax Exempt Fund, Minnesota Tax Exempt Fund and New York Tax Exempt Fund fell within the third quintile for the 1-year period and fourth quintile for the 3-year period and 5-year period; (vi) the New Jersey Tax Exempt Fund fell within the second quintile for the 1-year period and fourth quintile for the 3-year period and 5-year period; (vii) the North Carolina Tax Exempt Fund fell within the fourth quintile for the 1-year period and 5-year period and fifth quintile for the 3-year period; (viii) the Oregon Tax Exempt Fund fell within the fourth quintile for each of the periods shown; and (ix) the Virginia Tax Exempt Fund fell within the fifth quintile for the 1-year period and fourth quintile for the 3-year period and 5-year period.

The Board also reviewed the yields of the Funds and noted that the yield for: (i) the Tax Exempt Income Fund, Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund fell within one of the top three quintiles for each of the past five calendar years; (ii) the Tax Exempt Opportunities Fund fell within one of the top three quintiles for three of the past five calendar years; and (iii) the California Tax Exempt Fund and Oregon Tax Exempt Fund fell within one of the top three quintiles for two of the past five calendar years. The Board also considered management’s explanation that yield is a significant consideration for many investors in tax exempt funds. Moreover, the Board considered the volatility versus total return data provided by Broadridge as well as FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address certain periods of underperformance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement.

The Board reviewed the information compiled by Broadridge comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. With regard to all of the Funds, the Board noted that there were only a limited number of funds in each Fund’s Broadridge Peer Group, thereby making comparisons of limited value. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that FIMCO informed the Board that

Board Considerations of Advisory Contracts and Fees
(continued) (unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

it intends to extend, on a voluntary basis, the existing management fee caps for all of the Funds until May 31, 2018. In particular, the Board noted that the contractual and actual management fees for each Fund were outside of the top three quintiles of their respective Peer Groups (other than the Connecticut, Michigan and Oregon Tax Exempt Funds, each of which did not have enough peers in its Peer Group for Broadridge to determine quintiles for contractual and actual management fees but each of which was at or above the median for contractual and actual management fees for its Peer Group and other than the Virginia Tax Exempt Fund for the which the contractual management fee was at the median for its Peer Group but which did not have enough peers in its Peer Group for Broadridge to determine a quintile).

The Board also reviewed the information compiled by Broadridge comparing each Fund’s Class A share total expense ratio, taking into account FIMCO’s current expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management, transfer agency and 12b-1/non-12b-1 fees) to other funds in its Peer Group, including on a quintile basis to the extent provided by Broadridge. In particular, the Board noted that the total expense ratio for each Fund (other than the Connecticut, Michigan and Oregon Tax Exempt Funds, each of which did not have enough peers in its Peer Group for Broadridge to determine quintiles, but each of which was above the median total expense ratio for its Peer Group) was in the fifth quintile of their respective Peer Groups and the ratio of the sum of actual management and non-management fees for each Fund was in either the fourth or fifth quintile of their respective Peer Groups. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that: (i) the average account size of many of the First Investors funds is small by comparison to the industry average account size and that funds with small average account sizes generally have higher expenses ratios than funds with larger average account sizes; (ii) there are significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders; and (iii) Broadridge expense comparisons do not take into account the size of a fund complex, and as a result, in most cases the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Broadridge’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Broadridge’s methodology, the Board believed that the data provided by Broadridge was a generally appropriate measure of comparative expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis and the Board concluded that each Fund’s management fees appeared reasonable in relation to the services and benefits provided to each Fund.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2016, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements and noted FIMCO’s analysis that its profit margin is significantly lower than the average of, and lower overall than any of, such publicly-traded managers. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds and concluded that the level of profitability to FIMCO of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to FIMCO by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreement for any of the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale as each Fund’s assets increase.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board considered the fact that FIMCO may receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO must select brokers based on each Fund’s requirements for seeking best execution. The Board also considered the profits earned or losses incurred by FIS (including the proposed increase in transfer agency fees) and the income received by FFS as a result of FIMCO’s management of the First Investors funds.

* * *

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement.

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees

Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers

Clark Wagner
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information

Investment Adviser
Foresters Investment Management Company, Inc.
40 Wall Street
New York, NY 10005

Underwriter
Foresters Financial Services, Inc.
40 Wall Street
New York, NY 10005

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent
Foresters Investor Services, Inc.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

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Item 2. Code of Ethics

Not applicable for semi-annual report

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable to open-end investment companies

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable for semi-annual report

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/s/ Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	August 28, 2017